AB Global Bond Fund

Portfolio of Investments

December 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 42.3%
Australia – 0.1%
Australia Government Bond Series 150 3.00%, 03/21/2047(a)	AUD	6,957	$3,248,009

Austria – 0.3%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(a)	EUR	5,136	4,693,851
0.90%, 02/20/2032(a)		15,901	14,631,288

			19,325,139

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		11,236	11,517,266
Series 60 4.25%, 03/28/2041(a)		10,407	12,042,156

			23,559,422

Canada – 4.4%
Canadian Government Bond 2.25%, 12/01/2029(a)	CAD	37,711	25,417,413
3.50%, 03/01/2028		228,903	162,146,370
3.50%, 09/01/2029		87,489	62,304,450

			249,868,233

China – 5.5%
China Government Bond Series INBK 2.11%, 08/25/2034	CNY	1,146,580	163,033,395
2.12%, 06/25/2031		536,900	75,920,783
2.28%, 03/25/2031		494,770	70,524,177

			309,478,355

Colombia – 1.0%
Colombian TES Series B 6.25%, 07/09/2036	COP	16,557,700	2,406,952
7.25%, 10/26/2050		59,493,900	7,969,011
13.25%, 02/09/2033		199,579,800	48,758,549

			59,134,512

Finland – 0.3%
Finland Government Bond 2.50%, 04/15/2030(a)	EUR	14,147	14,677,866

France – 4.4%
French Republic Government Bond OAT Series OAT 2.75%, 02/25/2030(a)		113,617	117,841,694
3.00%, 11/25/2034(a)		84,206	85,860,208
3.50%, 11/25/2033(a)		42,273	45,083,963

			248,785,865

Germany – 1.1%
Bundesrepublik Deutschland Bundesanleihe 3.25%, 07/04/2042(a)		53,835	60,832,454

Indonesia – 0.6%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	512,244,000	31,644,614

Italy – 2.3%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.45%, 07/15/2031(a)	EUR	19,835	20,951,019
3.50%, 02/15/2031(a)		49,262	52,272,294

	Principal Amount (000)		U.S. $ Value

Series 10Y 4.20%, 03/01/2034(a)	EUR	29,929	$32,975,961
Series 13Y 4.05%, 10/30/2037(a)		17,818	19,225,543
Series 16Y 3.25%, 03/01/2038(a)		6,560	6,475,856

			131,900,673

Japan – 6.5%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	17,938,100	112,717,797
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		4,464,500	20,090,426
Series 4 2.20%, 03/20/2051		5,289,350	33,932,284
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		604,000	2,592,814
Series 68 0.60%, 09/20/2050		3,699,600	16,505,662
Series 81 1.60%, 12/20/2053		2,350,700	12,949,840
Series 82 1.80%, 03/20/2054		14,855,950	85,741,580
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		2,990,600	17,555,834
Series 169 0.30%, 06/20/2039		1,984,250	10,645,241
Series 183 1.40%, 12/20/2042		9,650,800	57,919,753

			370,651,231

Malaysia – 0.4%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	50,793	11,481,615
Series 0318 4.64%, 11/07/2033		58,543	13,865,847

			25,347,462

Mexico – 0.1%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	202,226	7,308,883

South Korea – 0.9%
Korea Treasury Bond Series 3312 4.125%, 12/10/2033	KRW	67,572,510	49,686,599

Spain – 1.0%
Spain Government Bond 3.90%, 07/30/2039(a)	EUR	45,853	50,386,286
4.70%, 07/30/2041(a)		6,791	8,141,963

			58,528,249

United Kingdom – 6.6%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	47,452	27,549,290
1.25%, 10/22/2041(a)		7,042	5,155,592
1.50%, 07/31/2053(a)		192	111,989
1.75%, 09/07/2037(a)		28,348	25,502,354
3.75%, 01/29/2038(a)		10,579	11,939,606
3.75%, 10/22/2053(a)		253	251,410
4.125%, 07/22/2029(a)		166,918	206,986,308
4.25%, 07/31/2034(a)		35,264	43,077,413
4.375%, 01/31/2040(a)		11,244	13,289,312
4.375%, 07/31/2054(a)		28,129	31,203,467
4.75%, 10/22/2043(a)		8,196	9,893,668

			374,960,409

	Principal Amount (000)		U.S. $ Value

United States – 6.4%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	118,732	$71,424,478
1.125%, 08/15/2040		110,345	65,827,689
1.75%, 08/15/2041		39,116	25,339,704
1.875%, 02/15/2051		7,363	4,100,215
3.00%, 11/15/2045(b)		13,430	10,105,925
4.625%, 05/15/2044		7,903	7,670,752
U.S. Treasury Notes 2.125%, 05/31/2026		58,934	57,220,745
4.25%, 02/28/2029		50,334	50,098,458
4.25%, 11/15/2034		1,450	1,412,617
4.875%, 05/31/2026		70,149	70,729,918

			363,930,501

Total Governments – Treasuries (cost $2,644,268,935)			2,402,868,476

CORPORATES - INVESTMENT GRADE – 24.1%
Financial Institutions – 11.8%
Banking – 9.8%
ABN AMRO Bank NV 4.75%, 09/22/2027(a) (c)	EUR	5,200	5,305,624
AIB Group PLC 5.87%, 03/28/2035(a)	U.S.$	331	332,064
Series E 2.25%, 04/04/2028(a)	EUR	12,870	13,131,128
Ally Financial, Inc. 6.99%, 06/13/2029	U.S.$	127	132,313
American Express Co. 5.10%, 02/16/2028		458	460,507
5.28%, 07/26/2035		133	131,502
5.39%, 07/28/2027		662	669,186
5.53%, 04/25/2030		128	130,309
5.645%, 04/23/2027		962	972,199
Banco Bilbao Vizcaya Argentaria SA 4.625%, 01/13/2031(a)	EUR	100	109,762
6.03%, 03/13/2035	U.S.$	5,200	5,209,399
7.88%, 11/15/2034		5,000	5,486,447
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)		510	480,899
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	449,388
5.62%, 12/10/2029(a)		380	379,293
Banco Santander SA 1.85%, 03/25/2026		600	577,260
2.75%, 12/03/2030		400	338,589
4.175%, 03/24/2028		17,200	16,830,131
4.38%, 04/12/2028		400	390,361
5.365%, 07/15/2028		200	201,380
6.92%, 08/08/2033		600	631,505
9.625%, 05/21/2033(c)		200	230,224
Series E 1.00%, 11/04/2031(a)	EUR	700	625,556
3.50%, 01/09/2030(a)		300	316,080
5.75%, 08/23/2033(a)		7,000	7,709,738
Bangkok Bank PCL/Hong Kong 5.65%, 07/05/2034(a)	U.S.$	370	373,759
9.025%, 03/15/2029(a)		440	496,364
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	241,202
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	278,681
7.13%, 07/18/2033(a)		410	417,851
Bank Mandiri Persero Tbk PT Series E 4.75%, 05/13/2025(a)		320	319,200
Bank of America Corp. 1.73%, 07/22/2027		614	585,371
3.38%, 04/02/2026		68	67,732

	Principal Amount (000)		U.S. $ Value

3.56%, 04/23/2027	U.S.$	169	$166,237
3.85%, 03/08/2037		240	212,557
3.97%, 03/05/2029		560	542,931
3.97%, 02/07/2030		97	92,993
5.08%, 01/20/2027		605	606,876
5.52%, 10/25/2035		437	429,091
Series B 8.05%, 06/15/2027		930	989,919
Series E 0.65%, 10/26/2031(a)	EUR	11,580	10,367,295
0.69%, 03/22/2031(a)		3,894	3,562,910
3.65%, 03/31/2029(a)		5,885	6,230,745
Series N 1.66%, 03/11/2027	U.S.$	697	671,460
Bank of East Asia Ltd. (The) Series E 6.75%, 03/15/2027(a)		250	252,697
6.75%, 06/27/2034(a)		470	469,502
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		3,110	3,138,974
6.25%, 09/16/2026(a)		200	201,660
Series E 0.375%, 05/10/2027(a)	EUR	6,478	6,498,380
4.625%, 11/13/2029(a)		1,944	2,121,156
Bank of Montreal 0.95%, 01/22/2027	U.S.$	636	610,640
Series E 3.75%, 07/10/2030(a)	EUR	100	105,647
Bank of New York Mellon Corp. (The) 3.44%, 02/07/2028	U.S.$	650	632,590
3.99%, 06/13/2028		201	197,396
4.95%, 04/26/2027		640	642,530
5.225%, 11/20/2035		136	135,435
Bank of Nova Scotia (The) Series E 0.125%, 09/04/2026(a)	EUR	531	527,480
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)		9,800	10,164,130
4.935%, 01/26/2026(a)	U.S.$	10,579	10,606,098
Series E 0.625%, 11/19/2027(a)	EUR	100	96,742
0.625%, 11/03/2028(a)		300	281,586
0.625%, 02/21/2031(a)		100	86,982
1.125%, 01/19/2032(a)		300	263,514
4.00%, 01/26/2033(a)		200	212,778
4.375%, 05/02/2030(a)		200	216,218
Barclays PLC 5.09%, 06/20/2030	U.S.$	812	791,115
5.20%, 05/12/2026		778	778,490
5.335%, 09/10/2035		346	333,117
6.22%, 05/09/2034		200	205,529
6.375%, 12/15/2025(a) (c)	GBP	9,126	11,413,789
7.12%, 06/27/2034	U.S.$	400	425,356
Series E 4.92%, 08/08/2030(a)	EUR	422	467,053
5.26%, 01/29/2034(a)		5,032	5,765,646
8.41%, 11/14/2032(a)	GBP	5,875	7,872,524
BBVA Bancomer SA/Texas 1.875%, 09/18/2025(a)	U.S.$	600	583,116
BDO Unibank, Inc. Series E 2.125%, 01/13/2026(a)		240	232,200
BNP Paribas SA 5.91%, 11/19/2035(a)		8,453	8,235,969
Series E 0.50%, 02/19/2028(a)	EUR	300	293,854
2.75%, 07/25/2028(a)		500	512,774
4.75%, 11/13/2032(a)		2,500	2,762,020
BPCE SA 2.28%, 01/20/2032(a)	U.S.$	3,660	2,996,687

	Principal Amount (000)		U.S. $ Value

3.12%, 10/19/2032(a)	U.S.$	11,222	$9,279,448
4.50%, 03/15/2025(a)		8,251	8,233,471
4.625%, 03/02/2030(a)	EUR	200	216,805
6.51%, 01/18/2035(a)	U.S.$	699	702,110
Series E 4.125%, 07/10/2028(a)	EUR	400	430,786
4.125%, 03/08/2033(a)		100	105,917
4.50%, 01/13/2033(a)		200	217,480
CaixaBank SA 6.04%, 06/15/2035(a)	U.S.$	379	382,492
6.21%, 01/18/2029(a)		10,380	10,637,542
6.84%, 09/13/2034(a)		5,190	5,514,982
Series E 1.50%, 12/03/2026(a)	GBP	200	242,170
Canadian Imperial Bank of Commerce 4.51%, 09/11/2027	U.S.$	884	879,738
4.63%, 09/11/2030		685	670,462
Capital One Financial Corp. 2.36%, 07/29/2032		762	613,415
5.46%, 07/26/2030		453	454,506
5.82%, 02/01/2034		101	101,235
6.05%, 02/01/2035		77	78,252
6.38%, 06/08/2034		160	166,096
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	430,033
Ceska sporitelna AS Series E 5.74%, 03/08/2028(a)	EUR	100	108,692
5.94%, 06/29/2027(a)		400	430,914
Citigroup, Inc. 1.46%, 06/09/2027	U.S.$	666	634,144
3.67%, 07/24/2028		345	334,014
3.75%, 05/14/2032(a)	EUR	401	423,580
3.98%, 03/20/2030	U.S.$	304	289,788
4.11%, 09/22/2033(a)	EUR	298	322,603
4.54%, 09/19/2030	U.S.$	4,329	4,205,368
5.27% (SOFR + 0.69%), 01/25/2026(d)		838	838,350
5.83%, 02/13/2035		282	280,717
Series AA 7.625%, 11/15/2028(c)		1,138	1,186,743
Series E 0.50%, 10/08/2027(a)	EUR	134	133,115
Series P 5.95%, 05/15/2025(c)	U.S.$	2,793	2,789,266
Series W 4.00%, 12/10/2025(c)		232	226,005
Series Y 4.15%, 11/15/2026(c)		7,121	6,778,189
Comerica, Inc. 5.98%, 01/30/2030		129	130,408
Commerzbank AG Series E 4.625%, 01/17/2031(a)	EUR	9,500	10,336,487
Commonwealth Bank of Australia 5.15% (SOFR + 0.74%), 03/14/2025(a) (d)	U.S.$	5,150	5,154,297
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a) (c)	EUR	200	204,348
Credit Agricole SA 2.625%, 03/17/2027(a)		256	263,022
5.13%, 03/11/2027(a)	U.S.$	393	395,136
Series E 0.875%, 01/14/2032(a)	EUR	700	609,277
1.125%, 07/12/2032(a)		300	262,102
Credit Mutuel Arkea SA Series E 4.25%, 12/01/2032(a)		200	216,284

	Principal Amount (000)		U.S. $ Value

Danske Bank A/S 1.62%, 09/11/2026(a)	U.S.$	441	$430,628
5.43%, 03/01/2028(a)		245	247,150
DBS Group Holdings Ltd. Series G 3.30%, 02/27/2025(a) (c)		240	238,680
Deutsche Bank AG 5.375%, 01/11/2029(a)	EUR	200	219,810
Series E 1.625%, 01/20/2027(a)		100	100,652
1.75%, 11/19/2030(a)		500	477,042
4.125%, 04/04/2030(a)		8,300	8,802,525
Deutsche Bank AG/New York NY 3.73%, 01/14/2032	U.S.$	10,551	9,223,573
5.00%, 09/11/2030		210	205,324
6.82%, 11/20/2029		150	156,985
7.08%, 02/10/2034		616	634,465
Deutsche Pfandbriefbank AG Series E 4.375%, 08/28/2026(a)	EUR	100	103,686
Discover Financial Services 7.96%, 11/02/2034	U.S.$	529	604,307
Doha Finance Ltd. Series E 2.375%, 03/31/2026(a)		300	289,032
Erste Group Bank AG 4.25%, 10/15/2027(a) (c)	EUR	200	200,165
Fifth Third Bank, Inc. 3.85%, 03/15/2026	U.S.$	591	584,312
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a) (c)		480	471,000
Ford Credit Canada Co./Canada 6.38%, 11/10/2028	CAD	12,312	9,153,438
Goldman Sachs Bank USA/New York NY 5.28%, 03/18/2027	U.S.$	131	131,774
5.41%, 05/21/2027		462	465,523
Goldman Sachs Group, Inc. (The) 1.43%, 03/09/2027		715	686,159
1.95%, 10/21/2027		668	633,733
3.615%, 03/15/2028		32	31,105
3.81%, 04/23/2029		307	295,209
5.02%, 10/23/2035		138	132,368
5.33%, 07/23/2035		133	130,565
5.56%, 11/19/2045		273	263,778
Series E 0.875%, 05/09/2029(a)	EUR	11,489	10,846,140
HSBC Holdings PLC 0.64%, 09/24/2029(a)		129	121,842
0.77%, 11/13/2031(a)		420	378,548
2.01%, 09/22/2028	U.S.$	327	301,324
2.85%, 06/04/2031		244	214,294
4.755%, 06/09/2028		9,494	9,428,119
5.13%, 11/19/2028		485	484,880
5.29%, 11/19/2030		491	487,787
5.55%, 03/04/2030		4,783	4,817,408
5.73%, 05/17/2032		250	252,795
5.89%, 08/14/2027		4,680	4,746,588
6.16%, 03/09/2029		388	398,525
6.36%, 11/16/2032(a)	EUR	8,812	9,819,174
6.50%, 09/15/2037	U.S.$	103	105,187
7.39%, 11/03/2028		200	212,004
7.40%, 11/13/2034		519	564,683
8.11%, 11/03/2033		656	739,236
Huntington Bancshares, Inc./OH 5.27%, 01/15/2031		273	273,019
Huntington National Bank (The) 4.55%, 05/17/2028		627	621,705
ING Groep NV 0.25%, 02/18/2029(a)	EUR	300	284,457
0.375%, 09/29/2028(a)		300	289,492

	Principal Amount (000)		U.S. $ Value

1.75%, 02/16/2031(a)	EUR	100	$96,001
4.125%, 08/24/2033(a)		100	105,474
4.50%, 05/23/2029(a)		100	108,137
5.25%, 11/14/2033(a)		200	231,554
Series E 2.125%, 05/26/2031(a)		200	204,306
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	333,766
Intesa Sanpaolo SpA 3.875%, 07/14/2027(a)		200	193,281
5.71%, 01/15/2026(a)		5,580	5,580,525
6.625%, 06/20/2033(a)		8,020	8,380,703
7.20%, 11/28/2033(a)		2,683	2,908,970
7.80%, 11/28/2053(a)		333	372,267
JPMorgan Chase & Co. 1.04%, 02/04/2027		724	695,232
1.58%, 04/22/2027		674	647,216
2.95%, 02/24/2028		720	692,091
3.51%, 01/23/2029		235	225,532
3.78%, 02/01/2028		248	242,643
3.96%, 01/29/2027		690	684,016
4.505%, 10/22/2028		685	678,943
4.60%, 10/22/2030		775	760,420
4.95%, 10/22/2035		200	192,849
4.98%, 07/22/2028		274	274,742
5.39% (SOFR + 0.92%), 02/24/2026(d)		4,649	4,652,821
5.53%, 11/29/2045		135	131,827
5.77%, 04/22/2035		600	614,159
6.25%, 10/23/2034		120	126,930
Series E 1.00%, 07/25/2031(a)	EUR	307	283,521
1.64%, 05/18/2028(a)		266	267,331
1.96%, 03/23/2030(a)		189	187,406
4.46%, 11/13/2031(a)		13,850	15,300,141
KBC Group NV 5.80%, 01/19/2029(a)	U.S.$	300	304,613
Series E 0.125%, 01/14/2029(a)	EUR	100	95,274
4.375%, 11/23/2027(a)		100	106,459
KEB Hana Bank 1.25%, 12/16/2026(a)	U.S.$	200	186,910
Kookmin Bank 2.50%, 11/04/2030(a)		610	519,061
Lloyds Banking Group PLC 3.75%, 03/18/2028		285	277,366
5.72%, 06/05/2030		200	203,544
7.50%, 09/27/2025(c)		2,412	2,428,380
Series E 3.125%, 08/24/2030(a)	EUR	465	478,716
3.875%, 05/14/2032(a)		161	170,316
4.75%, 09/21/2031(a)		9,701	10,755,311
M&T Bank Corp. 4.83%, 01/16/2029	U.S.$	417	415,249
6.08%, 03/13/2032		24	24,571
7.41%, 10/30/2029		585	626,657
Macquarie Group Ltd. 0.35%, 03/03/2028(a)	EUR	455	434,887
1.34%, 01/12/2027(a)	U.S.$	324	312,303
Metropolitan Bank & Trust Co. Series E 5.50%, 03/06/2034(a)		200	198,546
Mitsubishi UFJ Financial Group, Inc. 5.35%, 09/13/2028		200	202,545
Series E 4.64%, 06/07/2031(a)	EUR	240	265,928
Mizuho Financial Group, Inc. 4.35%, 10/20/2025(a)	U.S.$	325	323,011
5.38%, 07/10/2030		288	290,648

	Principal Amount (000)		U.S. $ Value

Series E 0.18%, 04/13/2026(a)	EUR	528	$529,704
4.61%, 08/28/2030(a)		200	221,293
Morgan Stanley 0.495%, 10/26/2029		15,143	14,283,159
3.59%, 07/22/2028(e)	U.S.$	513	494,764
3.79%, 03/21/2030	EUR	247	262,390
4.66%, 03/02/2029		10,875	11,820,938
4.68%, 07/17/2026	U.S.$	152	151,823
5.05%, 01/28/2027		605	606,870
5.65%, 04/13/2028		117	118,916
5.83%, 04/19/2035		127	129,423
6.63%, 11/01/2034		118	126,717
Series G 1.51%, 07/20/2027		668	635,689
5.15%, 01/25/2034	EUR	148	170,910
Morgan Stanley Bank NA 4.45%, 10/15/2027	U.S.$	502	498,585
5.50%, 05/26/2028		250	253,287
National Australia Bank Ltd./New York 3.50%, 06/09/2025		598	594,849
National Bank of Canada Series E 3.75%, 01/25/2028(a)	EUR	248	262,918
National Bank of Greece SA Series G 4.50%, 01/29/2029(a)		293	314,443
Nationwide Building Society 2.97%, 02/16/2028(a)	U.S.$	4,664	4,459,375
4.00%, 09/14/2026(a)		306	299,897
5.77% (SOFR + 1.29%), 02/16/2028(a) (d)		290	292,001
6.56%, 10/18/2027(a)		307	314,844
Series E 3.83%, 07/24/2032(a)	EUR	5,766	6,114,676
NatWest Group PLC 3.03%, 11/28/2035	U.S.$	414	357,770
3.62%, 08/14/2030(a)	GBP	105	130,280
4.96%, 08/15/2030	U.S.$	295	290,768
6.475%, 06/01/2034		4,321	4,436,738
8.125%, 11/10/2033(c)		200	212,493
Series E 5.76%, 02/28/2034(a)	EUR	7,135	7,915,782
NatWest Markets PLC Series E 0.125%, 06/18/2026(a)		534	532,718
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a) (c)	U.S.$	290	284,586
NIBC Bank NV Series E 0.25%, 09/09/2026(a)	EUR	300	297,247
Nordea Bank Abp 6.625%, 03/26/2026(a) (c)	U.S.$	200	200,475
Nykredit Realkredit AS Series E 0.375%, 01/17/2028(a)	EUR	281	268,093
Piraeus Bank SA Series E 4.625%, 07/17/2029(a)		251	269,840
PNC Bank NA 4.775%, 01/15/2027	U.S.$	677	677,232
PNC Financial Services Group, Inc. (The) 4.76%, 01/26/2027		16	15,976
5.40%, 07/23/2035		668	663,053
5.68%, 01/22/2035		267	269,858
6.615%, 10/20/2027		326	335,738
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	291,000

	Principal Amount (000)		U.S. $ Value

QNB Finance Ltd. Series E 1.375%, 01/26/2026(a)	U.S.$	510	$489,600
1.625%, 09/22/2025(a)		200	194,605
2.75%, 02/12/2027(a)		240	228,846
Raiffeisen Bank International AG Series E 0.05%, 09/01/2027(a)	EUR	600	577,108
Royal Bank of Canada Series G 4.51%, 10/18/2027	U.S.$	521	518,859
4.52%, 10/18/2028		350	346,900
5.07%, 07/23/2027		340	341,597
Santander UK Group Holdings PLC 2.47%, 01/11/2028		450	426,253
4.86%, 09/11/2030		2,946	2,866,768
6.83%, 11/21/2026		9,942	10,085,420
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	716,718
Series G 4.50%, 03/26/2028(a)		200	194,306
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	538,650
Societe Generale SA 0.625%, 12/02/2027(a)	EUR	300	295,715
3.625%, 03/01/2041(a)	U.S.$	413	277,039
4.875%, 11/21/2031(a)	EUR	500	547,679
5.52%, 01/19/2028(a)	U.S.$	282	282,614
Series E 0.125%, 02/18/2028(a)	EUR	600	568,620
Standard Chartered PLC 1.46%, 01/14/2027(a)	U.S.$	300	288,986
2.61%, 01/12/2028(a)		12,199	11,615,786
4.87%, 03/15/2033(a)		580	566,409
5.005%, 10/15/2030(a)		367	360,372
6.17%, 01/09/2027(a)		349	352,427
6.30%, 01/09/2029(a)		210	215,717
6.36% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (c) (d)		8,000	7,405,283
7.77%, 11/16/2028(a)		279	297,949
Series E 1.625%, 10/03/2027(a)	EUR	222	225,034
State Street Bank & Trust Co. 4.59%, 11/25/2026	U.S.$	678	679,613
Sumitomo Mitsui Financial Group, Inc. 1.55%, 06/15/2026(a)	EUR	499	507,774
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)	U.S.$	1,314	1,301,703
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,655	8,141,924
Swedbank AB 5.60% (SOFR + 0.91%), 04/04/2025(a) (d)	U.S.$	1,070	1,071,081
Sydbank AS Series G 5.125%, 09/06/2028(a)	EUR	100	108,464
Synchrony Financial 3.95%, 12/01/2027	U.S.$	376	363,739
5.935%, 08/02/2030		256	258,284
Synovus Financial Corp. 6.17%, 11/01/2030		136	137,153
Toronto-Dominion Bank (The) 4.57%, 12/17/2026		643	641,505
4.78%, 12/17/2029		138	136,146
5.15%, 09/10/2034		173	169,338
Series E 3.13%, 08/03/2032(a)	EUR	100	101,375
3.63%, 12/13/2029(a)		250	263,676

	Principal Amount (000)		U.S. $ Value

Truist Financial Corp. 7.16%, 10/30/2029	U.S.$	471	$503,329
UBS AG/London Series E 0.25%, 01/05/2026(a)	EUR	531	536,436
UBS Group AG 1.305%, 02/02/2027(a)	U.S.$	831	798,671
3.13%, 08/13/2030(a)		295	269,446
4.125%, 06/09/2033(a)	EUR	200	216,436
4.19%, 04/01/2031(a)	U.S.$	2,312	2,188,328
5.125%, 07/29/2026(a) (c)		200	195,688
5.62%, 09/13/2030(a)		200	203,336
6.08% (SOFR + 1.58%), 05/12/2026(a) (d)		17,565	17,627,999
7.75%, 03/01/2029(a)	EUR	3,309	3,903,757
9.25%, 11/13/2028(a) (c)	U.S.$	1,652	1,786,288
Series E 1.00%, 06/24/2027(a)	EUR	215	216,590
3.125%, 06/15/2030(a)		254	263,545
4.625%, 03/17/2028(a)		5,178	5,540,879
4.75%, 03/17/2032(a)		330	368,222
UniCredit SpA 1.98%, 06/03/2027(a)	U.S.$	619	592,357
2.57%, 09/22/2026(a)		405	397,137
Series E 4.30%, 01/23/2031(a)	EUR	294	317,198
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)	U.S.$	200	189,466
Series G 1.75%, 03/16/2031(a)		250	240,268
US Bancorp 4.01%, 05/21/2032	EUR	250	266,403
5.10%, 07/23/2030	U.S.$	107	106,777
US Bank NA/Cincinnati OH 4.51%, 10/22/2027		690	685,976
Virgin Money UK PLC Series G 4.625%, 10/29/2028(a)	EUR	100	107,901
5.125%, 12/11/2030(a)	GBP	135	168,128
Visa, Inc. 3.65%, 09/15/2047	U.S.$	336	256,985
Wells Fargo & Co. 2.39%, 06/02/2028		200	188,344
4.10%, 06/03/2026		602	595,959
5.21%, 12/03/2035		135	131,556
5.71%, 04/22/2028		666	676,827
Series E 1.74%, 05/04/2030(a)	EUR	10,434	10,177,857
3.90%, 07/22/2032(a)		2,390	2,542,910
Westpac Banking Corp. Series G 4.32%, 11/23/2031	U.S.$	185	182,169
Woori Bank 5.125%, 08/06/2028(a)		210	207,312
6.375%, 07/24/2029(a) (c)		230	231,150
Yorkshire Building Society Series E 0.50%, 07/01/2028(a)	EUR	553	525,547

			557,539,805

Brokerage – 0.2%
BlackRock Funding, Inc. 5.35%, 01/08/2055	U.S.$	134	128,221
Blue Owl Finance LLC 6.25%, 04/18/2034		128	131,492
Charles Schwab Corp. (The) 5.01% (SOFR + 0.52%), 05/13/2026(d)		5,465	5,460,182
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		400	378,816

	Principal Amount (000)		U.S. $ Value

Clearstream Banking AG Zero Coupon, 12/01/2025(a)	EUR	200	$202,102
Nomura Holdings, Inc. 1.85%, 07/16/2025	U.S.$	5,811	5,714,901
5.71%, 01/09/2026		221	222,514
5.78%, 07/03/2034		200	202,260

			12,440,488

Finance – 0.4%
3i Group PLC 4.875%, 06/14/2029(a)	EUR	465	514,140
Air Lease Corp. 5.40%, 06/01/2028	CAD	6,005	4,364,257
Aircastle Ltd. 5.25%, 06/15/2026(a) (c)	U.S.$	185	181,504
5.95%, 02/15/2029(a)		31	31,630
Apollo Debt Solutions BDC 6.70%, 07/29/2031(a)		664	681,765
6.90%, 04/13/2029(a)		640	661,061
Ares Strategic Income Fund 5.70%, 03/15/2028(a)		135	134,992
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		415	401,686
3.50%, 11/01/2027(a)		911	871,018
4.125%, 08/01/2025(a)		23	22,870
4.875%, 10/01/2025(a)		926	924,160
Blackstone Private Credit Fund 5.60%, 11/22/2029(a)		136	134,312
Blackstone Secured Lending Fund 5.35%, 04/13/2028		400	398,960
Blue Owl Capital Corp. 5.95%, 03/15/2029		678	680,780
Blue Owl Credit Income Corp. 5.80%, 03/15/2030(a)		339	333,654
Blue Owl Technology Finance Corp. 2.50%, 01/15/2027		288	270,165
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	611,742
Brookfield Finance, Inc. 5.675%, 01/15/2035		132	132,703
6.35%, 01/05/2034		123	129,487
CCBL Cayman 1 Corp., Ltd. Series E 1.80%, 07/22/2026(a)		400	381,408
CFAMC IV Co., Ltd. Series E 4.50%, 05/29/2029(a)		200	190,000
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	209,805
CFAMC III Co., Ltd. Series E 4.25%, 11/07/2027(a)		530	507,475
CIMIC Finance Ltd. Series G 1.50%, 05/28/2029(a)	EUR	299	279,791
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,925	6,312,018
FS KKR Capital Corp. 6.125%, 01/15/2030	U.S.$	136	135,959
HA Sustainable Infrastructure Capital, Inc. 6.375%, 07/01/2034(a)		137	133,698
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		654	633,510
8.00%, 06/15/2027(a)		606	631,487
HPS Corporate Lending Fund 6.25%, 09/30/2029(a)		130	131,958
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	799,840

	Principal Amount (000)		U.S. $ Value

Main Street Capital Corp. 6.50%, 06/04/2027	U.S.$	650	$661,847
Oaktree Strategic Credit Fund 6.50%, 07/23/2029		665	672,555
Power Finance Corp., Ltd. Series G 3.35%, 05/16/2031(a)		360	317,599
REC Ltd. 5.625%, 04/11/2028(a)		200	201,430
Sixth Street Lending Partners 5.75%, 01/15/2030(a)		691	676,900
6.50%, 03/11/2029(a)		653	661,130
Wendel SE 4.50%, 06/19/2030(a)	EUR	400	436,506

			25,455,802

Insurance – 0.8%
AIA Group Ltd. 4.95%, 04/04/2033(a)	U.S.$	240	234,876
4.95%, 03/30/2035(a)		250	239,525
Allianz SE 1.30%, 09/25/2049(a)	EUR	100	93,931
5.82%, 07/25/2053(a)		200	234,086
Series E 4.25%, 07/05/2052(a)		200	212,799
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 2.75%, 02/19/2049(a)		264	266,187
Series E 3.50%, 10/01/2046(a)		155	161,744
Athene Global Funding 1.985%, 08/19/2028(a)	U.S.$	3,086	2,756,073
2.55%, 11/19/2030(a)		22	18,875
2.72%, 01/07/2029(a)		56	50,786
5.32%, 11/13/2031(a)		259	254,782
5.35%, 07/09/2027(a)		132	133,331
5.53%, 07/11/2031(a)		12,665	12,691,096
5.58%, 01/09/2029(a)		15	15,163
5.62%, 05/08/2026(a)		473	477,198
Series E 0.37%, 09/10/2026(a)	EUR	107	106,250
0.83%, 01/08/2027(a)		530	526,250
Athene Holding Ltd. 6.25%, 04/01/2054	U.S.$	129	129,556
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	138,653
AXA SA Series E 1.875%, 07/10/2042(a)	EUR	301	271,631
3.25%, 05/28/2049(a)		199	203,927
Beacon Funding Trust 6.27%, 08/15/2054(a)	U.S.$	136	134,117
Berkshire Hathaway, Inc. 2.15%, 03/15/2028	EUR	280	286,087
Cigna Group (The) 1.25%, 03/15/2026	U.S.$	294	282,102
4.375%, 10/15/2028		7	6,860
4.80%, 08/15/2038		568	515,080
4.80%, 07/15/2046		193	164,567
4.90%, 12/15/2048		656	558,740
Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)		1,089	1,089,667
CNO Global Funding 4.875%, 12/10/2027(a)		691	688,167
4.95%, 09/09/2029(a)		137	135,841
5.875%, 06/04/2027(a)		645	656,793
Credit Agricole Assurances SA 4.50%, 12/17/2034(a)	EUR	300	317,004
4.75%, 09/27/2048(a)		6,800	7,303,471

	Principal Amount (000)		U.S. $ Value

Elevance Health, Inc. 5.15%, 06/15/2029	U.S.$	86	$86,508
5.375%, 06/15/2034		284	281,324
5.65%, 06/15/2054		130	124,659
5.70%, 02/15/2055		524	505,319
GA Global Funding Trust 5.20%, 12/09/2031(a)		687	670,026
Generali Series E 5.00%, 06/08/2048(a)	EUR	167	181,544
5.50%, 10/27/2047(a)		238	260,483
Global Atlantic Fin Co. 7.95%, 06/15/2033(a)	U.S.$	557	617,189
Hannover Rueck SE 5.875%, 08/26/2043(a)	EUR	200	234,927
Health Care Service Corp. A Mutual Legal Reserve Co. 5.875%, 06/15/2054(a)	U.S.$	657	635,466
Jackson National Life Global Funding 4.60%, 10/01/2029(a)		696	677,073
Marsh & McLennan Cos., Inc. 4.55%, 11/08/2027		136	135,883
5.40%, 03/15/2055		136	130,603
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		110	120,572
Metropolitan Life Global Funding I Series G 3.75%, 12/07/2031(a)	EUR	249	267,889
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen 1.00%, 05/26/2042(a)		300	258,876
1.25%, 05/26/2041(a)		100	90,051
Mutual of Omaha Cos. Global Funding 4.75%, 10/15/2029(a)	U.S.$	686	673,482
New York Life Insurance Co. 4.45%, 05/15/2069(a)		80	62,099
NN Group NV Series E 4.625%, 01/13/2048(a)	EUR	129	138,833
Phoenix Group Holdings PLC Series E 4.375%, 01/24/2029(a)		252	265,618
Principal Life Global Funding II 4.60%, 08/19/2027(a)	U.S.$	186	185,427
4.95%, 11/27/2029(a)		678	675,552
5.10%, 01/25/2029(a)		198	198,312
Prudential Financial, Inc. 4.50%, 09/15/2047		654	631,322
5.70%, 09/15/2048		635	629,650
QBE Insurance Group Ltd. 5.875%, 05/12/2025(a) (c)		325	324,966
Sammons Financial Group, Inc. 4.75%, 04/08/2032(a)		129	118,143
6.875%, 04/15/2034(a)		131	136,726
Sogecap SA 5.00%, 04/03/2045(a)	EUR	100	105,138
6.50%, 05/16/2044(a)		200	231,056
Swiss Re Finance UK PLC Series E 2.71%, 06/04/2052(a)		100	96,111
UnitedHealth Group, Inc. 3.875%, 08/15/2059	U.S.$	325	230,703
4.90%, 04/15/2031		378	376,009
4.95%, 05/15/2062		481	414,815
5.375%, 04/15/2054		129	120,881
5.50%, 04/15/2064		129	120,747
5.625%, 07/15/2054		133	129,357
5.75%, 07/15/2064		902	877,087
6.05%, 02/15/2063		111	113,301

	Principal Amount (000)		U.S. $ Value

Unum Group 6.00%, 06/15/2054	U.S.$	131	$129,871

			43,618,813

Other Finance – 0.1%
Blackstone Private Credit Fund 1.75%, 11/30/2026(a)	EUR	270	268,983
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	439,880
3.25%, 01/28/2027(a)		350	335,997
Digital Dutch Finco BV 1.50%, 03/15/2030(a)	EUR	2,879	2,722,039
Equinix Europe 2 Financing Corp. LLC 3.65%, 09/03/2033		370	385,104

			4,152,003

REITs – 0.5%
American Homes 4 Rent LP 5.50%, 07/15/2034	U.S.$	658	652,512
American Tower Corp. 0.50%, 01/15/2028	EUR	196	188,875
0.875%, 05/21/2029		7,478	7,056,048
3.90%, 05/16/2030		112	119,602
5.00%, 01/31/2030	U.S.$	270	268,397
Series E 4.10%, 05/16/2034	EUR	200	214,141
Aroundtown SA Series E 0.375%, 04/15/2027(a)		100	96,603
4.80%, 07/16/2029(a)		200	214,495
Boston Properties LP 2.75%, 10/01/2026	U.S.$	642	618,567
3.65%, 02/01/2026		688	678,128
5.75%, 01/15/2035		136	133,451
CBRE Services, Inc. 5.50%, 04/01/2029		643	653,647
5.95%, 08/15/2034		513	529,848
Covivio SA/France 1.625%, 06/23/2030(a)	EUR	300	283,867
Crown Castle, Inc. 1.05%, 07/15/2026	U.S.$	90	85,010
Digital Dutch Finco BV 1.25%, 02/01/2031(a)	EUR	5,903	5,370,597
Digital Intrepid Holding BV 0.625%, 07/15/2031(a)		330	285,308
Equinix, Inc. 1.00%, 03/15/2033		501	430,328
Essential Properties LP 2.95%, 07/15/2031	U.S.$	260	221,535
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		260	241,465
5.625%, 09/15/2034		292	286,697
Heimstaden Bostad AB Series E 1.125%, 01/21/2026(a)	EUR	203	205,439
Indigo Group SAS 4.50%, 04/18/2030(a)		200	217,624
Newmark Group, Inc. 7.50%, 01/12/2029	U.S.$	152	158,908
Piedmont Operating Partnership LP 6.875%, 07/15/2029		131	134,680
Praemia Healthcare SACA 0.875%, 11/04/2029(a)	EUR	300	274,743
Prologis Euro Finance LLC 0.375%, 02/06/2028		145	139,279
Series E 1.00%, 02/08/2029		220	210,962

	Principal Amount (000)		U.S. $ Value

Prologis International Funding II SA Series E 1.625%, 06/17/2032(a)	EUR	1,949	$1,779,870
Realty Income Corp. 5.00%, 10/15/2029	GBP	227	279,628
5.05%, 01/13/2026	U.S.$	398	398,031
5.25%, 09/04/2041	GBP	115	133,838
Safehold GL Holdings LLC 5.65%, 01/15/2035	U.S.$	273	266,228
Segro Capital SARL 0.50%, 09/22/2031(a)	EUR	239	204,429
Series E 1.25%, 03/23/2026(a)		100	101,729
Simon Property Group LP 4.75%, 09/26/2034	U.S.$	216	204,803
Sirius Real Estate Ltd. 1.125%, 06/22/2026(a)	EUR	200	200,995
Stockland Trust Series E 1.625%, 04/27/2026(a)		100	101,126
Tritax EuroBox PLC 0.95%, 06/02/2026(a)		269	270,320
Trust Fibra Uno 4.87%, 01/15/2030(a)	U.S.$	700	633,500
5.25%, 01/30/2026(a)		285	284,199
6.39%, 01/15/2050(a)		205	160,476
7.375%, 02/13/2034(a)		236	236,000
Unibail-Rodamco-Westfield SE Series E 1.875%, 01/15/2031(a)	EUR	100	94,770
Vicinity Centres Trust Series E 1.125%, 11/07/2029(a)		288	267,741
VICI Properties LP 5.125%, 11/15/2031	U.S.$	138	134,875
WEA Finance LLC 2.875%, 01/15/2027(a)		701	667,035
3.50%, 06/15/2029(a)		688	633,967
Wharf REIC Finance BVI Ltd. Series E 2.875%, 05/07/2030(a)		260	231,117

			27,255,433

			670,462,344

Industrial – 10.9%
Basic – 0.5%
Alpek SAB de CV 3.25%, 02/25/2031(a)		200	168,952
Amcor Group Finance PLC 5.45%, 05/23/2029		651	656,205
Amcor UK Finance PLC 1.125%, 06/23/2027	EUR	103	101,824
Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	320	277,380
2.875%, 03/17/2031(a)		316	274,655
4.125%, 03/15/2032(a)	EUR	250	267,370
5.75%, 04/05/2034(a)	U.S.$	200	201,496
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		403	370,885
3.75%, 10/01/2030		208	187,025
Antofagasta PLC 6.25%, 05/02/2034(a)		230	233,631
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	100	95,430
BHP Billiton Finance USA Ltd. 5.25%, 09/08/2033	U.S.$	572	575,718
Celanese US Holdings LLC 6.165%, 07/15/2027(e)		298	302,612

	Principal Amount (000)		U.S. $ Value

Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049(a)	U.S.$	260	$229,125
Dow Chemical Co. (The) 6.90%, 05/15/2053		111	122,377
Freeport Indonesia PT 4.76%, 04/14/2027(a)		320	316,800
5.315%, 04/14/2032(a)		204	198,900
Fresnillo PLC 4.25%, 10/02/2050(a)		240	169,289
Georgia-Pacific LLC 0.95%, 05/15/2026(a)		660	626,803
Glencore Capital Finance DAC Series E 1.25%, 03/01/2033(a)	EUR	325	281,104
Glencore Funding LLC 5.34%, 04/04/2027(a)	U.S.$	475	479,103
5.89%, 04/04/2054(a)		130	126,324
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)		200	202,187
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	173,050
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	178,828
6.125%, 02/26/2034(a)		482	485,420
LG Chem Ltd. 2.375%, 07/07/2031(a)		310	256,637
LYB International Finance BV 4.875%, 03/15/2044		662	568,500
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	214,000
LYB International Finance III LLC 5.50%, 03/01/2034	U.S.$	286	280,831
MEGlobal BV 2.625%, 04/28/2028(a)		760	688,750
Nexa Resources SA 5.375%, 05/04/2027(a)		4,538	4,482,364
6.75%, 04/09/2034(a)		7,423	7,513,940
Nucor Corp. 4.30%, 05/23/2027		128	126,978
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(a)		200	190,376
POSCO 5.75%, 01/17/2028(a)		200	203,160
Smurfit Kappa Treasury ULC 1.50%, 09/15/2027(a)	EUR	265	266,248
3.45%, 11/27/2032(a)		7,342	7,729,912
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)	U.S.$	200	188,622
6.50%, 11/07/2033(a)		250	258,000
Southern Copper Corp. 3.875%, 04/23/2025		180	178,567
Suzano Austria GmbH 6.00%, 01/15/2029		284	284,426
Series DM3N 3.125%, 01/15/2032		300	248,439

			30,982,243

Capital Goods – 0.5%
3M Co. Series E 1.75%, 05/15/2030	EUR	247	241,452
AGCO International Holdings BV 0.80%, 10/06/2028(a)		341	320,577
Boeing Co. (The) 2.20%, 02/04/2026	U.S.$	397	384,941
3.25%, 02/01/2028		4,884	4,598,746
3.625%, 02/01/2031		1,713	1,555,132
5.15%, 05/01/2030		1,674	1,652,070
6.30%, 05/01/2029		3,772	3,911,109
6.39%, 05/01/2031		135	141,144

	Principal Amount (000)		U.S. $ Value

6.53%, 05/01/2034	U.S.$	3,215	$3,367,876
Carrier Global Corp. 4.125%, 05/29/2028	EUR	247	266,235
Caterpillar Financial Services Corp. 4.45%, 10/16/2026	U.S.$	492	492,121
4.70%, 11/15/2029		273	272,050
5.00%, 05/14/2027		332	335,542
CNH Industrial Capital LLC 1.45%, 07/15/2026		205	194,885
CNH Industrial Finance Europe SA Series E 1.625%, 07/03/2029(a)	EUR	275	266,849
CNH Industrial NV Series E 3.75%, 06/11/2031(a)		251	264,362
CRH SMW Finance DAC Series E 4.00%, 07/11/2027(a)		190	202,685
4.25%, 07/11/2035(a)		129	142,474
Eaton Capital ULC 3.80%, 05/21/2036(a)		252	269,666
Eaton Corp. 4.15%, 03/15/2033	U.S.$	310	291,374
General Electric Co. Series E 4.125%, 09/19/2035(a)	EUR	243	266,225
Holcim Finance Luxembourg SA Series E 0.625%, 04/06/2030(a)		295	268,236
John Deere Capital Corp. 4.40%, 09/08/2031	U.S.$	298	288,707
John Deere Cash Management SARL Series E 1.65%, 06/13/2039(a)	EUR	319	268,495
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 3.00%, 09/15/2028		256	265,793
3.125%, 12/11/2033		2,999	3,041,900
4.90%, 12/01/2032	U.S.$	689	671,950
Lennox International, Inc. 5.50%, 09/15/2028		609	618,865
Lockheed Martin Corp. 4.70%, 12/15/2031		687	676,524
5.90%, 11/15/2063		521	542,051
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	172,047
4.875%, 12/07/2027(a)		186	201,766
Otis Worldwide Corp. 5.125%, 11/19/2031	U.S.$	683	683,532
Regal Rexnord Corp. 6.05%, 04/15/2028		43	43,681
6.30%, 02/15/2030		120	123,318
RTX Corp. 2.15%, 05/18/2030	EUR	275	271,012
3.50%, 03/15/2027	U.S.$	548	534,234
Safran SA 0.125%, 03/16/2026(a)	EUR	500	502,277
Schneider Electric SE Series E 3.375%, 09/03/2036(a)		300	312,041
Siemens Financieringsmaatschappij NV 3.625%, 02/22/2044(a)		200	206,132
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(a)	U.S.$	204	196,479
Textron, Inc. 6.10%, 11/15/2033		120	125,058
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		210	180,548

	Principal Amount (000)		U.S. $ Value

Veralto Corp. 4.15%, 09/19/2031	EUR	237	$254,362
Waste Management, Inc. 4.50%, 03/15/2028	U.S.$	633	629,476
4.65%, 03/15/2030		240	237,015
4.80%, 03/15/2032		136	133,664

			30,886,678

Communications - Media – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		121	106,664
5.75%, 04/01/2048		245	209,734
6.48%, 10/23/2045		115	108,652
Comcast Corp. 3.25%, 09/26/2032	EUR	128	133,141
Cox Communications, Inc. 5.45%, 09/01/2034(a)	U.S.$	879	849,086
5.70%, 06/15/2033(a)		63	62,532
5.95%, 09/01/2054(a)		136	126,146
Fox Corp. 6.50%, 10/13/2033		104	109,464
Grupo Televisa SAB 4.625%, 01/30/2026		200	195,288
5.00%, 05/13/2045		270	196,171
6.625%, 01/15/2040		350	316,806
ITV PLC 1.375%, 09/26/2026(a)	EUR	125	126,622
Series E 4.25%, 06/19/2032(a)		152	159,283
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	160	134,713
4.65%, 08/15/2062		92	78,010
5.40%, 08/15/2054		135	130,872
5.55%, 08/15/2064		1,140	1,114,410
Netflix, Inc. 3.875%, 11/15/2029(a)	EUR	350	376,919
Paramount Global 4.20%, 05/19/2032	U.S.$	2,305	2,030,917
4.375%, 03/15/2043		5,382	3,921,390
4.95%, 01/15/2031		9,590	8,960,336
5.85%, 09/01/2043		288	248,394
Prosus NV 1.21%, 01/19/2026(a)	EUR	166	168,341
1.54%, 08/03/2028(a)		230	222,495
3.06%, 07/13/2031(a)	U.S.$	334	280,770
3.68%, 01/21/2030(a)		1,062	953,145
3.83%, 02/08/2051(a)		200	129,335
TDF Infrastructure SASU 5.625%, 07/21/2028(a)	EUR	300	330,193
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	445,760
2.88%, 04/22/2031(a)		200	175,189
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	102,404
7.30%, 07/01/2038	U.S.$	597	608,088
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		842	811,274
4.28%, 03/15/2032		4,285	3,775,200
5.05%, 03/15/2042		808	648,487
5.14%, 03/15/2052		7,393	5,504,080
Weibo Corp. 3.375%, 07/08/2030		340	303,960

			34,154,271

Communications - Telecommunications – 0.8%
America Movil SAB de CV 2.875%, 05/07/2030		340	302,991
6.125%, 11/15/2037		200	205,937

	Principal Amount (000)		U.S. $ Value

Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)	U.S.$	200	$170,238
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	2,711	1,772,460
4.55%, 02/09/2030		1,318	939,314
5.15%, 02/09/2053		3,297	2,275,833
5.85%, 11/10/2032		14,542	11,058,519
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	9,120	8,706,810
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(a)	U.S.$	200	198,688
NTT Finance Corp. Series E 0.08%, 12/13/2025(a)	EUR	521	526,739
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	420	364,745
4.625%, 10/10/2034(a)		200	191,041
PLDT, Inc. 2.50%, 01/23/2031(a)		200	171,000
PT Tower Bersama Infrastructure Tbk 2.80%, 05/02/2027(a)		200	189,125
SingTel Group Treasury Pte Ltd. Series E 2.375%, 08/28/2029(a)		290	260,780
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 03/20/2028(a)		677	679,814
T-Mobile USA, Inc. 2.625%, 04/15/2026		200	194,970
5.25%, 06/15/2055		139	126,422
TDC Net A/S Series E 5.62%, 02/06/2030(a)	EUR	237	260,842
Tele2 AB Series E 3.75%, 11/22/2029(a)		212	223,365
TELUS Corp. 4.95%, 02/18/2031	CAD	5,000	3,617,610
Series CAG 5.25%, 11/15/2032		17,557	12,876,618
Verizon Communications, Inc. 2.55%, 03/21/2031	U.S.$	24	20,679
4.25%, 10/31/2030	EUR	125	137,301
Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	3,570	2,175,866
Series E 3.00%, 08/12/2056(a)	GBP	100	70,381

			47,718,088

Consumer Cyclical - Automotive – 1.5%
American Honda Finance Corp. Series E 3.65%, 04/23/2031	EUR	10,950	11,507,828
Series G 4.40%, 09/05/2029	U.S.$	199	193,610
5.05%, 07/10/2031		269	265,900
Aptiv Swiss Holdings Ltd. 4.15%, 05/01/2052		79	56,238
5.15%, 09/13/2034		7,334	6,938,701
5.75%, 09/13/2054		553	497,867
BMW US Capital LLC 4.60%, 08/13/2027(a)		393	391,001
4.85%, 08/13/2031(a)		13	12,728
Cummins, Inc.
5.45%, 02/20/2054		224	218,079
Ford Motor Credit Co. LLC 3.375%, 11/13/2025		200	196,938
5.11%, 05/03/2029		1,085	1,056,061
6.125%, 05/15/2028	EUR	4,504	5,044,792

	Principal Amount (000)		U.S. $ Value

6.80%, 05/12/2028	U.S.$	200	$206,712
Series E 5.125%, 02/20/2029	EUR	453	493,516
General Motors Co. 5.20%, 04/01/2045	U.S.$	658	569,982
5.40%, 04/01/2048		676	594,013
General Motors Financial Co., Inc. 2.35%, 01/08/2031		29	24,308
2.40%, 04/10/2028		689	633,034
5.35%, 07/15/2027		137	138,343
5.40%, 04/06/2026		123	123,730
5.60%, 06/18/2031		131	131,509
5.65%, 01/17/2029		4,160	4,221,318
5.75%, 02/08/2031		249	252,071
6.10%, 01/07/2034		266	270,041
Series E 4.00%, 07/10/2030(a)	EUR	9,543	10,180,998
4.30%, 02/15/2029(a)		840	902,850
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	1,444	1,042,755
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	3,276	3,109,366
5.125%, 04/05/2026(a)	EUR	228	241,418
5.95%, 06/11/2029(a)	U.S.$	4,665	4,670,182
Hyundai Capital America 1.30%, 01/08/2026(a)		365	351,997
2.375%, 10/15/2027(a)		300	279,837
4.875%, 11/01/2027(a)		303	302,073
5.25%, 01/08/2027(a)		4,211	4,236,047
5.30%, 03/19/2027(a)		174	175,358
5.68%, 06/26/2028(a)		6,331	6,428,127
6.10%, 09/21/2028(a)		59	60,689
6.50%, 01/16/2029(a)		147	153,457
Hyundai Capital Services, Inc. 5.125%, 02/05/2029(a)		320	317,862
Hyundai Motor Manufacturing Indonesia PT Series E 1.75%, 05/06/2026(a)		250	239,135
Kia Corp. 2.75%, 02/14/2027(a)		290	277,228
3.50%, 10/25/2027(a)		230	221,235
Mercedes-Benz Finance North America LLC 4.75%, 08/01/2027(a)		341	340,582
4.80%, 11/13/2026(a)		273	273,526
4.90%, 11/15/2027(a)		273	272,796
5.10%, 11/15/2029(a)		273	272,210
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		3,120	2,927,873
2.00%, 03/09/2026(a)		4,070	3,904,324
2.45%, 09/15/2028(a)		5,536	4,906,917
2.75%, 03/09/2028(a)		255	231,756
5.30%, 09/13/2027(a)		1,655	1,638,310
5.55%, 09/13/2029(a)		138	136,292
RCI Banque SA Series E 1.75%, 04/10/2026(a)	EUR	521	530,117
Stellantis NV Series E 4.25%, 06/16/2031(a)		300	319,042
Toyota Motor Credit Corp. 4.55%, 08/09/2029	U.S.$	296	292,161
Volkswagen Financial Services AG Series E 2.25%, 10/01/2027(a)	EUR	440	443,871

			83,718,711

Consumer Cyclical - Entertainment – 0.0%
Hasbro, Inc. 6.05%, 05/14/2034	U.S.$	248	248,913

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.2%
DR Horton, Inc. 5.00%, 10/15/2034	U.S.$	208	$200,976
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	248	267,165
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	3,148	2,774,175
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		540	524,983
Las Vegas Sands Corp. 3.90%, 08/08/2029		410	381,030
Marriott International, Inc./MD 5.30%, 05/15/2034		159	157,789
5.35%, 03/15/2035		352	347,189
5.55%, 10/15/2028		267	272,745
MDC Holdings, Inc. 2.50%, 01/15/2031		315	272,667
6.00%, 01/15/2043		5,384	5,368,980
Owens Corning 5.50%, 06/15/2027		7	7,122
5.70%, 06/15/2034		129	131,075
7.00%, 12/01/2036(e)		50	55,653
PulteGroup, Inc. 6.375%, 05/15/2033		182	191,981
Sands China Ltd. 2.30%, 03/08/2027(e)		221	205,254
2.85%, 03/08/2029(e)		277	246,846
3.25%, 08/08/2031(e)		450	384,750
4.375%, 06/18/2030(e)		279	260,087

			12,050,467

Consumer Cyclical - Retailers – 0.1%
7-Eleven, Inc. 1.30%, 02/10/2028(a)		716	635,200
1.80%, 02/10/2031(a)		773	622,847
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	517,582
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)	U.S.$	790	676,009
Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052		172	125,633
Dollarama, Inc. 5.53%, 09/26/2028	CAD	231	171,229
Home Depot, Inc. (The) 3.90%, 06/15/2047	U.S.$	661	517,232
4.25%, 04/01/2046		539	448,497
4.95%, 09/15/2052		247	224,945
5.30%, 06/25/2054		132	126,613
5.95%, 04/01/2041		50	52,474
Lowe’s Cos., Inc. 4.05%, 05/03/2047		98	75,956
5.625%, 04/15/2053		120	115,503
5.75%, 07/01/2053		122	119,507
5.80%, 09/15/2062		484	468,554
Pandora A/S Series E 3.875%, 05/31/2030(a)	EUR	144	152,350
PVH Corp. 4.125%, 07/16/2029		265	282,543
Tapestry, Inc. 5.50%, 03/11/2035	U.S.$	137	133,251

			5,465,925

Consumer Non-Cyclical – 2.0%
AbbVie, Inc. 4.45%, 05/14/2046		113	96,166
4.70%, 05/14/2045		731	646,397
4.95%, 03/15/2031		614	613,650
Altria Group, Inc. 3.70%, 02/04/2051		553	376,516

	Principal Amount (000)		U.S. $ Value

4.25%, 08/09/2042	U.S.$	772	$614,810
5.80%, 02/14/2039		578	571,228
6.875%, 11/01/2033		79	85,634
Amgen, Inc. 3.125%, 05/01/2025		502	499,210
4.40%, 05/01/2045		716	592,841
5.15%, 03/02/2028		389	391,840
Archer-Daniels-Midland Co. 2.50%, 08/11/2026		629	608,424
4.535%, 03/26/2042		91	79,505
Asahi Group Holdings Ltd. 0.34%, 04/19/2027(a)	EUR	535	525,044
Barry Callebaut Services NV 4.00%, 06/14/2029(a)		300	316,177
BAT Capital Corp. 4.54%, 08/15/2047	U.S.$	14	11,048
Becton Dickinson & Co. 3.83%, 06/07/2032	EUR	308	327,580
Becton Dickinson Euro Finance SARL 3.55%, 09/13/2029		270	285,851
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036(a)	U.S.$	225	216,003
6.40%, 01/15/2034(a)		200	208,293
Bristol-Myers Squibb Co. 3.90%, 03/15/2062		570	408,357
Bunge Ltd. Finance Corp. 4.65%, 09/17/2034		502	474,208
Cardinal Health, Inc. 5.35%, 11/15/2034		136	133,127
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	5,992	6,434,351
4.375%, 04/22/2052(a)	U.S.$	187	154,314
Cencora, Inc. 4.625%, 12/15/2027		353	352,990
Cencosud SA 4.375%, 07/17/2027(a)		230	224,089
5.95%, 05/28/2031(a)		280	278,687
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	170,937
Coca-Cola Co. (The) 1.00%, 03/09/2041	EUR	318	229,486
3.375%, 08/15/2037		152	157,720
3.75%, 08/15/2053		224	234,639
5.20%, 01/14/2055	U.S.$	135	128,404
5.40%, 05/13/2064		335	322,047
CVS Health Corp. 4.78%, 03/25/2038		295	254,987
5.00%, 02/20/2026		265	264,793
5.125%, 07/20/2045		69	58,033
5.55%, 06/01/2031		95	94,367
5.625%, 02/21/2053		122	107,929
5.70%, 06/01/2034		8,018	7,880,888
5.875%, 06/01/2053		122	111,915
6.00%, 06/01/2044		473	446,844
6.05%, 06/01/2054		648	609,476
6.75%, 12/10/2054		662	649,404
7.00%, 03/10/2055		7,578	7,607,656
Diageo Finance PLC Series E 1.50%, 10/22/2027(a)	EUR	376	377,562
1.875%, 03/27/2027(a)		135	137,595
Electrolux AB Series E 4.50%, 09/29/2028(a)		289	309,439
Eli Lilly & Co. 4.95%, 02/27/2063	U.S.$	600	539,234
5.00%, 02/09/2054		130	119,593
5.05%, 08/14/2054		135	125,053
5.10%, 02/09/2064		130	118,901
5.20%, 08/14/2064		785	729,740

	Principal Amount (000)		U.S. $ Value

General Mills, Inc. 0.45%, 01/15/2026	EUR	519	$525,565
3.65%, 10/23/2030		155	164,586
4.70%, 01/30/2027	U.S.$	52	51,983
4.875%, 01/30/2030		766	761,186
5.25%, 01/30/2035		270	265,854
Gilead Sciences, Inc. 4.80%, 11/15/2029		136	135,761
5.10%, 06/15/2035		534	525,353
HCA, Inc. 3.625%, 03/15/2032		65	57,249
5.45%, 09/15/2034		197	192,068
5.95%, 09/15/2054		135	128,356
Illumina, Inc. 4.65%, 09/09/2026		137	136,606
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		13,519	13,503,876
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)		490	434,875
Johnson & Johnson 5.25%, 06/01/2054		189	184,948
5.85%, 07/15/2038		187	199,284
Kellanova 3.75%, 05/16/2034	EUR	250	264,761
Kenvue, Inc. 5.20%, 03/22/2063	U.S.$	130	119,809
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030		148	135,296
Kraft Heinz Foods Co. 3.00%, 06/01/2026		623	608,062
7.125%, 08/01/2039(a)		548	613,408
Kroger Co. (The) 2.65%, 10/15/2026		631	608,794
5.50%, 09/15/2054		136	127,970
Loblaw Cos. Ltd. 5.01%, 09/13/2032	CAD	13,800	10,168,571
6.54%, 02/17/2033(a)		3,182	2,514,129
Louis Dreyfus Co. Finance BV 3.50%, 10/22/2031(a)	EUR	259	268,105
Mars, Inc. 4.55%, 04/20/2028(a)	U.S.$	639	632,559
McKesson Corp. 4.90%, 07/15/2028		87	87,294
Medtronic, Inc. 4.15%, 10/15/2053	EUR	174	187,863
Merck & Co., Inc. 2.90%, 12/10/2061	U.S.$	562	322,186
3.70%, 02/10/2045		408	315,387
3.90%, 03/07/2039		543	459,484
4.00%, 03/07/2049		170	133,601
5.15%, 05/17/2063		191	174,417
METRO AG 4.625%, 03/07/2029(a)	EUR	243	264,795
Metro, Inc./CN 4.66%, 02/07/2033	CAD	11,382	8,216,963
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	7,196	7,627,086
MSD Netherlands Capital BV 3.75%, 05/30/2054		249	254,661
Pepsico Singapore Financing I Pte Ltd. 4.55%, 02/16/2029	U.S.$	282	280,057
PepsiCo, Inc. 4.65%, 02/15/2053		122	106,600
5.25%, 07/17/2054		133	128,344
Pfizer, Inc. 7.20%, 03/15/2039		95	111,014
Philip Morris International, Inc. 1.875%, 11/06/2037	EUR	324	264,030
2.00%, 05/09/2036		112	96,022
4.25%, 11/10/2044	U.S.$	704	574,673

	Principal Amount (000)		U.S. $ Value

4.375%, 11/01/2027	U.S.$	633	$627,731
4.625%, 11/01/2029		136	134,158
4.75%, 02/12/2027		242	242,575
4.75%, 11/01/2031		136	133,014
4.875%, 11/15/2043		646	577,810
4.90%, 11/01/2034		136	130,780
5.625%, 11/17/2029		32	32,961
5.625%, 09/07/2033		267	271,208
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		253	218,109
6.875%, 05/15/2034		4	4,260
Quest Diagnostics, Inc. 4.625%, 12/15/2029		136	133,791
Roche Holdings, Inc. 4.20%, 09/09/2029(a)		496	484,488
5.22%, 03/08/2054(a)		283	270,718
Saputo, Inc. 5.25%, 11/29/2029	CAD	13,719	10,107,587
5.49%, 11/20/2030		6,874	5,128,096
Sutter Health 5.16%, 08/15/2033	U.S.$	3,533	3,512,156
Tesco Corporate Treasury Services PLC Series E 4.25%, 02/27/2031(a)	EUR	146	158,013
Universal Health Services, Inc. 4.625%, 10/15/2029	U.S.$	140	135,143
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026		617	607,785
Viatris, Inc. 3.85%, 06/22/2040		265	198,432
4.00%, 06/22/2050		360	245,488
Viterra Finance BV Series E 1.00%, 09/24/2028(a)	EUR	281	268,998
Whirlpool EMEA Finance SARL 0.50%, 02/20/2028		281	265,993

			114,135,767

Energy – 2.1%
Adnoc Murban Rsc Ltd. 5.125%, 09/11/2054(a)	U.S.$	200	180,562
Apache Corp. 4.25%, 01/15/2030		111	104,256
BG Energy Capital PLC Series E 5.125%, 12/01/2025(a)	GBP	365	457,444
BP Capital Markets America, Inc. 5.23%, 11/17/2034	U.S.$	198	194,942
BP Capital Markets PLC 1.10%, 11/15/2034(a)	EUR	346	285,583
3.25%, 03/22/2026(a) (c)		3,699	3,812,351
3.625%, 03/22/2029(a) (c)		8,895	9,061,701
Burlington Resources LLC 7.20%, 08/15/2031	U.S.$	173	191,845
Canadian Natural Resources Ltd. 3.85%, 06/01/2027		140	136,978
5.40%, 12/15/2034(a)		302	294,072
Columbia Pipelines Holding Co. LLC 5.10%, 10/01/2031(a)		156	152,098
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033(a)		206	211,479
ConocoPhillips Co. 4.025%, 03/15/2062		210	152,103
5.50%, 01/15/2055		135	128,212
5.55%, 03/15/2054		205	196,947
5.65%, 01/15/2065		334	316,107
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		155	127,201
4.375%, 01/15/2028		204	198,336

	Principal Amount (000)		U.S. $ Value

COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)	U.S.$	200	$197,188
Devon Energy Corp. 5.20%, 09/15/2034		483	459,019
7.95%, 04/15/2032		7,504	8,456,337
Diamondback Energy, Inc. 4.25%, 03/15/2052		3	2,265
El Paso Natural Gas Co. LLC 3.50%, 02/15/2032(a)		63	54,753
Enbridge, Inc. 6.10%, 11/09/2032	CAD	16,978	13,238,551
Energy Transfer LP 5.55%, 05/15/2034	U.S.$	94	93,222
5.60%, 09/01/2034		3,040	3,026,953
6.125%, 12/15/2045		205	202,286
Eni SpA Series NC5 2.625%, 10/13/2025(a) (c)	EUR	170	174,301
EnLink Midstream LLC 5.65%, 09/01/2034	U.S.$	106	105,648
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		96	93,636
EOG Resources, Inc. 5.65%, 12/01/2054		199	195,091
Exxon Mobil Corp. 4.23%, 03/19/2040		215	188,439
Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(a)		200	197,446
Hess Corp. 4.30%, 04/01/2027		230	227,693
7.125%, 03/15/2033		9,699	10,738,393
7.875%, 10/01/2029		289	321,460
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		534	440,822
5.75%, 04/19/2047(a)		260	224,331
6.375%, 10/24/2048(a)		750	695,708
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		133	144,314
Kinder Morgan, Inc. 5.45%, 08/01/2052		123	111,953
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)	EUR	539	526,370
MPLX LP 4.95%, 03/14/2052	U.S.$	516	434,322
5.65%, 03/01/2053		271	253,026
Northern Natural Gas Co. 5.625%, 02/01/2054(a)		182	174,447
Occidental Petroleum Corp. 5.375%, 01/01/2032		7,608	7,454,955
6.625%, 09/01/2030		140	146,595
ONEOK Partners LP 6.65%, 10/01/2036		36	38,258
ONEOK, Inc. 4.25%, 09/24/2027		138	136,016
4.40%, 10/15/2029		2,504	2,427,789
5.05%, 11/01/2034		404	386,679
5.20%, 07/15/2048		588	519,576
5.70%, 11/01/2054		637	600,220
6.05%, 09/01/2033		2,049	2,109,401
Ovintiv, Inc. 6.50%, 02/01/2038		70	71,230
7.20%, 11/01/2031		672	720,881
Pioneer Natural Resources Co. 5.10%, 03/29/2026		197	198,302
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(a)		230	231,012
PTTEP Treasury Center Co., Ltd. 2.99%, 01/15/2030(a)		300	270,525

	Principal Amount (000)		U.S. $ Value

Qatarenergy LNG S3 5.84%, 09/30/2027(a)	U.S.$	263	$265,140
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)		5,285	5,222,722
6.95%, 03/05/2054(a)		230	225,249
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	206,790
SA Global Sukuk Ltd. 1.60%, 06/17/2026(a)		700	665,875
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	939,125
3.25%, 11/24/2050(a)		410	265,951
5.75%, 07/17/2054(a)		242	225,682
5.875%, 07/17/2064(a)		522	485,069
Schlumberger Finance BV 0.50%, 10/15/2031(a)	EUR	7,736	6,702,402
Shell International Finance BV Series E 0.125%, 11/08/2027(a)		495	477,640
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)	U.S.$	463	374,878
Targa Resources Corp. 6.25%, 07/01/2052		454	453,431
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	223,883
Terega SASU 0.625%, 02/27/2028(a)	EUR	200	191,147
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)	U.S.$	530	444,967
TotalEnergies Capital SA 5.425%, 09/10/2064		397	369,886
5.64%, 04/05/2064		285	273,236
TotalEnergies SE 2.00%, 01/17/2027(a) (c)	EUR	11,880	11,865,875
Series NC7 1.625%, 10/25/2027(a) (c)		1,929	1,877,713
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	168,876
Transcontinental Gas Pipe Line Co. LLC 7.85%, 02/01/2026	U.S.$	439	450,086
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)		160	156,088
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		200	195,250
Var Energi ASA 5.00%, 05/18/2027(a)		269	268,015
7.50%, 01/15/2028(a)		6,774	7,152,328
Vestas Wind Systems A/S Series E 4.125%, 06/15/2026(a)	EUR	240	252,422
Williams Cos., Inc. (The) 4.80%, 11/15/2029	U.S.$	61	60,210
Wintershall Dea Finance BV 1.33%, 09/25/2028(a)	EUR	300	288,026
1.82%, 09/25/2031(a)		9,000	8,104,593

			121,344,185

Other Industrial – 0.2%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	U.S.$	307	225,808
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	225,440
Ferguson Finance PLC 4.65%, 04/20/2032(a)		624	595,831
Huntington Ingalls Industries, Inc. 5.35%, 01/15/2030		136	136,233
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	7,325	7,763,257

	Principal Amount (000)		U.S. $ Value

Worley US Finance Sub Ltd. Series E 0.875%, 06/09/2026(a)	EUR	531	$533,892
WW Grainger, Inc. 4.60%, 06/15/2045	U.S.$	234	208,821

			9,689,282

Services – 0.8%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		630	530,693
5.625%, 11/26/2054(a)		200	194,540
Amazon.com, Inc. 4.10%, 04/13/2062		65	50,949
Booking Holdings, Inc. 3.50%, 03/01/2029	EUR	5,255	5,570,172
4.25%, 05/15/2029		168	183,213
4.50%, 11/15/2031		6,154	6,859,841
4.75%, 11/15/2034		233	266,522
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	424	565,308
Chicago Parking Meters LLC 4.93 4.93%, 12/30/2025(f)	U.S.$	16,500	16,500,000
Equifax, Inc. 4.80%, 09/15/2029		135	133,395
Global Payments, Inc. 4.875%, 03/17/2031	EUR	8,702	9,517,066
ISS Global A/S Series E 0.875%, 06/18/2026(a)		106	106,838
Mastercard, Inc. 3.35%, 03/26/2030	U.S.$	647	604,566
3.85%, 03/26/2050		400	310,114
4.55%, 01/15/2035		355	340,303
Meituan 4.50%, 04/02/2028(a)		200	194,962
Moody’s Corp. 5.00%, 08/05/2034		253	247,583
PayPal Holdings, Inc. 5.50%, 06/01/2054		130	126,860
Rentokil Initial Finance BV Series E 4.375%, 06/27/2030(a)	EUR	245	264,493
Securitas Treasury Ireland DAC Series E 4.375%, 03/06/2029(a)		100	108,227
Visa, Inc. 4.30%, 12/14/2045	U.S.$	650	556,228
Worldline SA/France Series E 4.125%, 09/12/2028(a)	EUR	300	307,221

			43,539,094

Technology – 1.2%
AAC Technologies Holdings, Inc. 3.75%, 06/02/2031(a)	U.S.$	290	256,528
Allegion US Holding Co., Inc. 5.60%, 05/29/2034		651	654,515
Analog Devices, Inc. 2.95%, 10/01/2051		422	267,953
Apple, Inc. 4.10%, 08/08/2062		100	79,382
Applied Materials, Inc. 4.80%, 06/15/2029		205	205,741
ASML Holding NV 1.375%, 07/07/2026(a)	EUR	100	101,782
Avnet, Inc. 5.50%, 06/01/2032	U.S.$	403	394,991
Baidu, Inc. 2.375%, 08/23/2031		320	269,907

	Principal Amount (000)		U.S. $ Value

Broadcom, Inc. 4.15%, 02/15/2028	U.S.$	88	$86,524
Broadridge Financial Solutions, Inc. 2.90%, 12/01/2029		697	630,125
Cisco Systems, Inc. 5.35%, 02/26/2064		376	361,040
Concentrix Corp. 6.60%, 08/02/2028		599	613,723
6.65%, 08/02/2026		638	649,311
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		620	621,551
8.35%, 07/15/2046		125	158,719
DXC Capital Funding DAC 0.95%, 09/15/2031(a)	EUR	467	398,550
DXC Technology Co. 1.75%, 01/15/2026		101	103,242
Entegris, Inc. 4.75%, 04/15/2029(a)	U.S.$	9,256	8,861,358
Fidelity National Information Services, Inc. 1.15%, 03/01/2026		655	628,269
2.00%, 05/21/2030	EUR	5,601	5,498,102
Fiserv, Inc. 1.625%, 07/01/2030		6,152	5,901,555
2.25%, 07/01/2025	GBP	250	308,528
4.50%, 05/24/2031	EUR	137	151,374
Fortive Corp. 3.15%, 06/15/2026	U.S.$	681	665,635
3.70%, 08/15/2029	EUR	250	265,203
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)	U.S.$	200	173,536
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026		591	569,245
4.40%, 09/25/2027		16	15,826
4.45%, 09/25/2026		139	138,299
6.35%, 10/15/2045(e)		579	599,920
Honeywell International, Inc. Series 4Y 3.50%, 05/17/2027	EUR	8,594	9,056,698
4.125%, 11/02/2034		234	254,484
HP, Inc. 2.65%, 06/17/2031	U.S.$	714	611,139
3.00%, 06/17/2027		636	609,429
IBM International Capital Pte Ltd. 5.30%, 02/05/2054		129	118,777
Intel Corp. 1.60%, 08/12/2028		453	400,329
3.75%, 03/25/2027		407	396,295
4.75%, 03/25/2050		500	386,650
4.90%, 08/05/2052		124	97,755
4.95%, 03/25/2060		472	368,948
5.625%, 02/10/2043		191	174,581
International Business Machines Corp. 1.75%, 01/31/2031	EUR	200	192,448
1.95%, 05/15/2030	U.S.$	334	286,733
3.30%, 05/15/2026		734	721,016
3.43%, 02/09/2052		135	91,868
3.50%, 05/15/2029		100	94,785
3.625%, 02/06/2031	EUR	240	255,898
3.75%, 02/06/2035		121	129,696
4.00%, 06/20/2042	U.S.$	178	145,129
4.25%, 05/15/2049		100	80,385
4.90%, 07/27/2052		284	252,209
Intuit, Inc. 5.50%, 09/15/2053		832	816,094
KLA Corp. 3.30%, 03/01/2050		314	217,169
4.95%, 07/15/2052		119	108,001
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		10,101	9,605,384

	Principal Amount (000)		U.S. $ Value

Lam Research Corp. 4.00%, 03/15/2029	U.S.$	225	$218,761
4.875%, 03/15/2049		705	633,245
Leidos, Inc. 4.375%, 05/15/2030		656	627,330
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		288	258,278
Microchip Technology, Inc. 4.90%, 03/15/2028		138	137,529
5.05%, 02/15/2030		689	684,581
Motorola Solutions, Inc. 2.30%, 11/15/2030		732	626,669
Nokia Oyj Series E 2.00%, 03/11/2026(a)	EUR	253	258,948
Open Text Corp. 6.90%, 12/01/2027(a)	U.S.$	610	629,770
Oracle Corp. 1.65%, 03/25/2026		268	258,384
4.10%, 03/25/2061		362	259,203
5.375%, 07/15/2040		78	74,859
QUALCOMM, Inc. 4.30%, 05/20/2047		669	552,940
4.80%, 05/20/2045		616	555,471
6.00%, 05/20/2053		23	24,013
Renesas Electronics Corp. 2.17%, 11/25/2026(a)		877	831,645
Sage Group PLC (The) Series E 3.82%, 02/15/2028(a)	EUR	263	279,352
Salesforce, Inc. 2.70%, 07/15/2041	U.S.$	815	574,745
SAP SE 0.125%, 05/18/2026(a)	EUR	100	100,338
1.375%, 03/13/2030(a)		200	195,008
1.625%, 03/10/2031(a)		100	97,301
ServiceNow, Inc. 1.40%, 09/01/2030	U.S.$	752	624,490
SK Hynix, Inc. 2.375%, 01/19/2031(a)		555	463,958
Skyworks Solutions, Inc. 3.00%, 06/01/2031		213	182,356
Texas Instruments, Inc. 3.875%, 03/15/2039		139	119,343
5.00%, 03/14/2053		120	109,658
5.05%, 05/18/2063		287	258,530
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	443,588
2.25%, 04/23/2031(a)		790	670,536
Tyco Electronics Group SA Zero Coupon, 02/16/2029	EUR	100	91,939
4.625%, 02/01/2030	U.S.$	390	385,640
VMware LLC 1.40%, 08/15/2026		684	647,977
Xiaomi Best Time International Ltd. 4.10%, 07/14/2051(a)		310	229,304

			67,208,023

Transportation - Airlines – 0.2%
Alaska Airlines 2020-1 Class A Pass Through Trust 4.80%, 08/15/2027(a)		527	521,171
AS Mileage Plan IP Ltd. 5.02%, 10/20/2029(a)		6,877	6,701,426
5.31%, 10/20/2031(a)		165	161,024
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		94	93,982
4.75%, 10/20/2028(a)		681	671,607

	Principal Amount (000)		U.S. $ Value

easyJet PLC Series E 3.75%, 03/20/2031(a)	EUR	253	$266,199

			8,415,409

Transportation - Railroads – 0.0%
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	213,660
Canadian Pacific Railway Co. 6.125%, 09/15/2115	U.S.$	235	234,641
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		394	359,985
5.875%, 07/05/2034(a)		236	234,302

			1,042,588

Transportation - Services – 0.2%
Abertis Infraestructuras SA Series E 4.125%, 01/31/2028(a)	EUR	200	213,824
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)	U.S.$	360	273,600
3.83%, 02/02/2032(a)		290	221,850
Autostrade per l’Italia SpA 2.00%, 12/04/2028(a)	EUR	170	168,161
Series E 4.75%, 01/24/2031(a)		153	167,541
Element Fleet Management Corp. 6.27%, 06/26/2026(a)	U.S.$	617	627,401
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,266,631
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	2,905	3,840,432
Series E 1.875%, 03/14/2034(a)	EUR	298	268,180
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	240,955
Motability Operations Group PLC Series E 3.875%, 01/24/2034(a)	EUR	244	259,001
4.25%, 06/17/2035(a)		100	108,756
Ryder System, Inc. 4.90%, 12/01/2029	U.S.$	679	673,042
Sats Treasury Pte Ltd. Series G 4.83%, 01/23/2029(a)		200	198,234
TTX Co. 5.50%, 09/25/2026(a)		250	252,562

			8,780,170

			619,379,814

Utility – 1.4%
Electric – 0.8%
Abu Dhabi National Energy Co. PJSC 4.75%, 03/09/2037(a)		200	187,375
4.875%, 04/23/2030(a)		420	415,695
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		490	395,062
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	7,398,690
4.25%, 05/21/2036(a)		500	388,474
AES Andes SA 6.30%, 03/15/2029(a)		200	200,388
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		616	536,977
Alexander Funding Trust II 7.47%, 07/31/2028(a)		2,863	3,022,660
American Electric Power Co., Inc. 6.95%, 12/15/2054		148	153,174
Black Hills Corp. 5.95%, 03/15/2028		2	2,060

	Principal Amount (000)		U.S. $ Value

CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033	U.S.$	29	$28,326
5.05%, 03/01/2035		319	311,847
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(g)		204	170,066
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		422	415,405
Commonwealth Edison Co. 5.30%, 02/01/2053		130	122,646
Series 133 3.85%, 03/15/2052		98	72,612
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		102	81,904
5.50%, 03/15/2055		135	130,073
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)		460	423,918
DTE Energy Co. 4.95%, 07/01/2027		292	293,133
Duke Energy Corp. 3.10%, 06/15/2028	EUR	241	250,217
3.75%, 04/01/2031		262	275,764
5.80%, 06/15/2054	U.S.$	131	127,835
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	104,079
5.55%, 03/15/2054		131	126,671
Edison International 5.25%, 03/15/2032		679	672,024
Electricite de France SA Series MPLE
5.99%, 05/23/2030(a)	CAD	4,109	3,057,145
Elia Group SA/NV 3.875%, 06/11/2031(a)	EUR	200	209,396
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	209,403
Enel Chile SA 4.875%, 06/12/2028		270	265,696
Enel Finance International NV 3.625%, 05/25/2027(a)		410	397,683
5.50%, 06/26/2034(a)		434	429,195
6.00%, 10/07/2039(a)		599	600,063
7.05%, 10/14/2025(a) (e)		493	500,501
7.75%, 10/14/2052(a)		200	236,257
Series E 0.875%, 01/17/2031(a)	EUR	167	151,356
1.125%, 10/17/2034(a)		321	266,296
3.875%, 01/23/2035(a)		251	265,238
Engie Energia Chile SA 3.40%, 01/28/2030(a)	U.S.$	250	220,312
6.375%, 04/17/2034(a)		485	491,062
Engie SA 1.50%, 05/30/2028(a) (c)	EUR	100	95,574
Entergy Arkansas LLC 5.75%, 06/01/2054	U.S.$	130	128,864
Entergy Corp. 2.95%, 09/01/2026		438	425,248
Entergy Louisiana LLC 5.70%, 03/15/2054		130	128,514
Entergy Texas, Inc. 5.55%, 09/15/2054		328	318,410
Eurogrid GmbH Series E 3.72%, 04/27/2030(a)	EUR	300	318,294
Florida Power & Light Co. 4.05%, 06/01/2042	U.S.$	435	358,476
4.125%, 06/01/2048		125	100,070
5.30%, 04/01/2053		130	123,945

Georgia Power Co. Series B 3.70%, 01/30/2050		290	212,540

	Principal Amount (000)		U.S. $ Value
Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051(a)	U.S.$	480	$346,200
Israel Electric Corp., Ltd. Series G 3.75%, 02/22/2032(a)		290	251,981
4.25%, 08/14/2028(a)		3,001	2,874,298
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		597	598,840
Minejesa Capital BV 4.625%, 08/10/2030(a)		1,109	1,070,420
National Grid PLC Series E 4.275%, 01/16/2035(a)	EUR	100	108,561
Nevada Power Co. Series GG 5.90%, 05/01/2053	U.S.$	385	384,699
NextEra Energy Capital Holdings, Inc. 5.75%, 09/01/2025		394	396,317
Niagara Energy SAC 5.75%, 10/03/2034(a)		690	665,712
Niagara Mohawk Power Corp. 4.28%, 12/15/2028(a)		230	222,531
5.29%, 01/17/2034(a)		7,216	7,047,456
Oncor Electric Delivery Co. LLC 4.65%, 11/01/2029(a)		634	627,681
5.55%, 06/15/2054(a)		132	128,514
PacifiCorp 4.15%, 02/15/2050		390	301,670
5.10%, 02/15/2029		23	23,130
6.35%, 07/15/2038		110	114,876
PECO Energy Co. 2.85%, 09/15/2051		155	95,902
PPL Capital Funding, Inc. 5.25%, 09/01/2034		68	66,962
Public Service Co. of Oklahoma 5.20%, 01/15/2035		353	342,138
Public Service Electric & Gas Co. 3.80%, 03/01/2046		410	317,275
5.30%, 08/01/2054		132	125,508
5.45%, 03/01/2054		375	363,464
Puget Sound Energy, Inc. 5.685%, 06/15/2054		131	128,629
RWE AG Series E 4.125%, 02/13/2035(a)	EUR	240	257,155
San Diego Gas & Electric Co. Series UUU 3.32%, 04/15/2050	U.S.$	360	242,851
Series WWW 2.95%, 08/15/2051		231	149,004
Sierra Pacific Power Co. 5.90%, 03/15/2054		178	178,496
Southern California Edison Co. 5.70%, 03/01/2053		120	116,657
5.875%, 12/01/2053		123	122,549
TenneT Holding BV 2.37%, 07/22/2025(a) (c)	EUR	125	128,197
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)	U.S.$	430	426,328
Virginia Electric & Power Co. 5.55%, 08/15/2054		480	465,063
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		166	166,156
5.70%, 12/30/2034(a)		135	133,317

			44,805,150

Natural Gas – 0.3%
Boston Gas Co. 6.12%, 07/20/2053(a)		316	311,183

	Principal Amount (000)		U.S. $ Value

Cadent Finance PLC Series E 0.625%, 03/19/2030(a)	EUR	14,461	$13,055,219
3.75%, 04/16/2033(a)		100	104,353
4.25%, 07/05/2029(a)		210	227,258
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	120	146,113
CU, Inc. 5.90%, 11/20/2034	CAD	1,227	959,490
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(a)	U.S.$	200	222,367
National Grid North America, Inc. Series E 4.67%, 09/12/2033(a)	EUR	100	111,440

			15,137,423

Other Utility – 0.3%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)	U.S.$	435	448,350
Suez SACA Series E 2.375%, 05/24/2030(a)	EUR	12,900	12,786,687
5.00%, 11/03/2032(a)		4,600	5,207,613

			18,442,650

			78,385,223

Total Corporates – Investment Grade (cost $1,388,412,631)			1,368,227,381

MORTGAGE PASS-THROUGHS – 14.4%
Agency Fixed Rate 30-Year – 14.4%
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049	U.S.$	5,732	5,496,913
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		5	5,029
Series 2007 5.50%, 09/01/2036		3	3,219
5.50%, 08/01/2037		4	3,659
Series 2008 5.50%, 03/01/2037		1	1,533
Series 2017 3.50%, 06/01/2047		10	9,181
3.50%, 08/01/2047		17	15,135
3.50%, 10/01/2047		122	109,829
3.50%, 01/01/2048		6	5,491
Series 2018 3.50%, 01/01/2048		4	3,795
3.50%, 02/01/2048		139	124,707
3.50%, 03/01/2048		3,309	2,981,058
3.50%, 05/01/2048		12	11,047
4.50%, 09/01/2048		6,714	6,427,855
4.50%, 12/01/2048		4,184	4,007,899
Government National Mortgage Association Series 2022 5.00%, 11/20/2052		34,638	33,667,925
Series 2023 4.50%, 06/20/2053		17,498	16,545,357
Series 2025 2.50%, 01/01/2055, TBA		77,474	64,605,593
3.00%, 01/01/2055, TBA		86,646	75,056,245
4.00%, 01/01/2055, TBA		17,468	16,074,879
4.50%, 01/01/2055, TBA		140,160	132,428,396
5.00%, 01/01/2055, TBA		103,295	100,183,801
5.50%, 01/01/2055, TBA		187,007	185,332,953
6.00%, 01/01/2055, TBA		33,278	33,483,529

	Principal Amount (000)		U.S. $ Value

Uniform Mortgage-Backed Security Series 2025 2.00%, 01/01/2055, TBA	U.S.$	65,737	$51,069,142
5.50%, 01/01/2055, TBA		26,750	26,381,142
6.00%, 01/01/2055, TBA		53,685	53,923,856
6.50%, 01/01/2055, TBA		9,793	9,998,458

Total Mortgage Pass-Throughs (cost $830,788,684)			817,957,626

COLLATERALIZED LOAN OBLIGATIONS – 3.4%

CLO – Floating Rate – 3.4%
AGL CLO 16 Ltd. Series 2021-16A, Class A 6.01% (CME Term SOFR 3 Month + 1.39%), 01/20/2035(a) (d)		700	700,820
AIMCO CLO Series 2015-AA, Class AR3 5.90% (CME Term SOFR 3 Month + 1.25%), 10/17/2034(a) (d)		8,010	8,014,093
Allegro CLO XI Ltd. Series 2019-2A, Class BR 6.52% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a) (d)		11,755	11,776,905
Apidos CLO XXXII Series 2019-32A, Class A1R 5.72% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(a) (d)		7,975	7,986,380
Series 2019-32A, Class B1R 6.12% (CME Term SOFR 3 Month + 1.50%), 01/20/2033(a) (d)		980	980,372
Apidos CLO XXXV Series 2021-35A, Class A 5.93% (CME Term SOFR 3 Month + 1.31%), 04/20/2034(a) (d)		5,030	5,037,268
Bain Capital Credit CLO Ltd. Series 2020-1A, Class BR 6.43% (CME Term SOFR 3 Month + 1.80%), 04/18/2033(a) (d)		6,802	6,825,838
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class A 6.05% (CME Term SOFR 3 Month + 1.43%), 04/20/2034(a) (d)		4,500	4,504,568
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A1 6.01% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(a) (d)		3,917	3,921,539
Betony CLO 2 Ltd. Series 2018-1A, Class A1 5.93% (CME Term SOFR 3 Month + 1.34%), 04/30/2031(a) (d)		1,212	1,214,096
Clover CLO LLC Series 2021-3A, Class BR 5.79% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a) (d)		10,031	10,031,434
Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.87% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(a) (d)		19,750	19,763,549
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 5.97% (CME Term SOFR 3 Month + 1.34%), 04/22/2035(a) (d)		5,000	5,006,010
Invesco CLO Ltd. Series 2021-1A, Class A1 5.92% (CME Term SOFR 3 Month + 1.26%), 04/15/2034(a) (d)		5,500	5,512,458
Kings Park CLO Ltd. Series 2021-1A, Class A 6.01% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a) (d)		5,450	5,464,922

	Principal Amount (000)			U.S. $ Value

Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.79% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a) (d)	U.S.$		5,996	$5,995,714
Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.07% (CME Term SOFR 3 Month + 1.44%), 12/18/2030(a) (d)			4,649	4,653,636
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 5.93% (CME Term SOFR 3 Month + 1.44%), 11/18/2031(a) (d)			5,483	5,492,459
OSD CLO Ltd. Series 2021-23A, Class BR 5.94% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(a) (d)			10,815	10,816,893
OZLM XVIII Ltd. Series 2018-18A, Class A 5.94% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a) (d)			8,502	8,515,135
Peace Park CLO Ltd. Series 2021-1A, Class A 6.01% (CME Term SOFR 3 Month + 1.39%), 10/20/2034(a) (d)			4,620	4,626,380
Series 2021-1A, Class B1 6.48% (CME Term SOFR 3 Month + 1.86%), 10/20/2034(a) (d)			3,667	3,672,709
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 6.37% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a) (d)			4,990	5,024,055
Pikes Peak CLO 8 Series 2021-8A, Class A 6.05% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(a) (d)			14,279	14,278,908
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.09% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (d)			4,750	4,755,344
Regatta XVI Funding Ltd. Series 2019-2A, Class A2R 6.11% (CME Term SOFR 3 Month + 1.45%), 01/15/2033(a) (d)			4,500	4,507,511
Rockford Tower CLO Ltd. Series 2018-2A, Class A 6.04% (CME Term SOFR 3 Month + 1.42%), 10/20/2031(a) (d)			5,390	5,395,293
Silver Point CLO 3 Ltd. Series 2023-3A, Class A1 6.55% (CME Term SOFR 3 Month + 1.93%), 11/29/2036(a) (d)			10,514	10,583,265
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.77% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a) (d)			4,698	4,707,023
Voya CLO Ltd. Series 2018-3A, Class BR2 6.46% (CME Term SOFR 3 Month + 1.80%), 10/15/2031(a) (d)			4,534	4,541,388

Total Collateralized Loan Obligations (cost $193,537,734)				194,305,965

COVERED BONDS – 3.2%
Banco de Sabadell SA 1.00%, 04/26/2027(a)		EUR	7,900	7,896,263
Bank of Montreal Series E 0.125%, 01/26/2027(a)			17,195	16,972,432
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)			17,880	17,618,096

	Principal Amount (000)		U.S. $ Value

Series E 0.01%, 12/15/2027(a)	EUR	3,620	$3,478,423
BPCE SFH SA 0.625%, 09/22/2027(a)		5,200	5,116,905
Series E 0.01%, 11/10/2027(a)		17,500	16,869,383
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		7,300	7,590,148
Caisse Francaise de Financement Local SA 0.01%, 02/22/2028(a)		7,100	6,774,223
Cie de Financement Foncier SA 3.125%, 05/18/2027(a)		4,700	4,931,408
Commonwealth Bank of Australia Series E 0.75%, 02/28/2028(a)		4,795	4,689,934
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600	1,669,351
Series E 0.01%, 04/12/2028(a)		1,900	1,808,055
0.875%, 08/31/2027(a)		1,900	1,883,380
3.375%, 09/04/2028(a)		8,400	8,908,560
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	16,600,035
Series G 0.625%, 03/16/2027(a)		11,055	10,977,323
Nationwide Building Society 3.625%, 03/15/2028(a)		10,740	11,487,251
Series E 1.125%, 05/31/2028(a)		1,570	1,548,046
Royal Bank of Canada Series E 0.01%, 01/21/2027(a)		3,100	3,052,454
Santander UK PLC 1.125%, 03/12/2027(a)		4,609	4,633,993
Series G 0.05%, 01/12/2027(a)		15,000	14,780,437
Toronto-Dominion Bank (The) Series 28 0.10%, 07/19/2027(a)		3,770	3,671,030
Series G 0.86%, 03/24/2027(a)		1,500	1,496,598
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098	9,465,345

Total Covered Bonds (cost $193,419,754)			183,919,073

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.8% Risk Share Floating Rate – 2.7%
Bellemeade Re Ltd. Series 2021-3A, Class A2 5.57% (CME Term SOFR + 1.00%), 09/25/2031(a) (d)	U.S.$	7,225	7,226,110
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 6.12% (CME Term SOFR + 1.55%), 10/25/2041(a) (d)		692	695,553
Series 2022-R06, Class 1M1 7.32% (CME Term SOFR + 2.75%), 05/25/2042(a) (d)		4,487	4,607,245
Series 2022-R08, Class 1M1 7.12% (CME Term SOFR + 2.55%), 07/25/2042(a) (d)		9,068	9,311,409
Series 2023-R04, Class 1M1 6.86% (CME Term SOFR + 2.30%), 05/25/2043(a) (d)		5,078	5,194,175
Series 2023-R05, Class 1M1 6.46% (CME Term SOFR + 1.90%), 06/25/2043(a) (d)		4,415	4,470,593

	Principal Amount (000)		U.S. $ Value

Series 2024-R04, Class 1M1 5.67% (CME Term SOFR + 1.10%), 05/25/2044(a) (d)	U.S.$	5,211	$5,212,126
Series 2024-R06, Class 1M1 5.62% (CME Term SOFR + 1.05%), 09/25/2044 (a) (d)		2,905	2,907,869
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 6.22% (CME Term SOFR + 1.65%), 01/25/2034(a) (d)		3,029	3,051,342
Series 2021-DNA6, Class M1 5.37% (CME Term SOFR + 0.80%), 10/25/2041(a) (d)		44	43,550
Series 2021-DNA6, Class M2 6.07% (CME Term SOFR + 1.50%), 10/25/2041(a) (d)		15,395	15,486,766
Series 2021-DNA7, Class M1 5.42% (CME Term SOFR + 0.85%), 11/25/2041(a) (d)		377	376,564
Series 2021-DNA7, Class M2 6.37% (CME Term SOFR + 1.80%), 11/25/2041(a) (d)		13,277	13,401,479
Series 2021-HQA4, Class M1 5.52% (CME Term SOFR + 0.95%), 12/25/2041(a) (d)		11,592	11,590,684
Series 2021-HQA4, Class M2 6.92% (CME Term SOFR + 2.35%), 12/25/2041(a) (d)		6,919	6,998,665
Series 2022-DNA1, Class M1A 5.57% (CME Term SOFR + 1.00%), 01/25/2042(a) (d)		2,659	2,660,443
Series 2022-DNA3, Class M2 8.92% (CME Term SOFR + 4.35%), 04/25/2042(a) (d)		4,004	4,266,669
Series 2023-DNA1, Class M1A 6.66% (CME Term SOFR + 2.10%), 03/25/2043(a) (d)		11,424	11,589,394
Series 2023-DNA2, Class M1A 6.66% (CME Term SOFR + 2.10%), 04/25/2043(a) (d)		10,265	10,426,761
Series 2023-DNA2, Class M1B 7.81% (CME Term SOFR + 3.25%), 04/25/2043(a) (d)		2,664	2,808,142
Series 2024-DNA2, Class A1 5.82% (CME Term SOFR + 1.25%), 05/25/2044(a) (d)		2,012	2,019,239
Series 2024-DNA2, Class M1 5.77% (CME Term SOFR + 1.20%), 05/25/2044(a) (d)		1,770	1,776,253
Series 2024-DNA3, Class M1 5.57% (CME Term SOFR + 1.00%), 10/25/2044(a) (d)		2,166	2,166,479
Series 2024-HQA2, Class M1 5.77% (CME Term SOFR + 1.20%), 08/25/2044(a) (d)		9,929	9,936,629
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 8.98% (CME Term SOFR + 4.41%), 02/25/2025(d)		844	849,307
Series 2015-C02, Class 1M2 8.68% (CME Term SOFR + 4.11%), 05/25/2025(d)		967	977,725
Series 2015-C03, Class 1M2 9.68% (CME Term SOFR + 5.11%), 07/25/2025(d)		227	231,757
Series 2015-C04, Class 1M2 10.38% (CME Term SOFR + 5.81%), 04/25/2028(d)		731	758,125

	Principal Amount (000)		U.S. $ Value

Series 2015-C04, Class 2M2 10.23% (CME Term SOFR + 5.66%), 04/25/2028(d)	U.S.$	2,818	$2,829,086
Series 2016-C01, Class 2M2 11.63% (CME Term SOFR + 7.06%), 08/25/2028(d)		326	340,153
Series 2016-C02, Class 1M2 10.68% (CME Term SOFR + 6.11%), 09/25/2028(d)		738	760,183
Series 2021-R02, Class 2M2 6.57% (CME Term SOFR + 2.00%), 11/25/2041(a) (d)		7,361	7,413,219
Home RE Ltd. Series 2023-1, Class M1A 6.71% (CME Term SOFR + 2.15%), 10/25/2033(a) (d)		1,702	1,704,459
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.18% (CME Term SOFR + 5.61%), 10/25/2025(a) (d)		1,281	1,317,786

			155,405,939

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036(d)		1,205	603,772
Series 2006-26CB, Class A6 6.25%, 09/25/2036		110	53,078
Series 2006-26CB, Class A8 6.25%, 09/25/2036		412	198,281
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		561	376,480
Series 2007-15CB, Class A19 5.75%, 07/25/2037		242	135,506
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.94%, 09/25/2047		199	179,020
Series 2007-3, Class A30 5.75%, 04/25/2037		757	344,455
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.71%, 03/25/2037		104	86,594
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		412	352,315
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.68%, 12/28/2037		607	532,101

			2,861,602

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.70% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(d)		527	123,686

Total Collateralized Mortgage Obligations (cost $158,833,746)			158,391,227

INFLATION-LINKED SECURITIES – 2.4%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.00%, 08/15/2050	BRL	18,778	11,521,702

Canada – 0.2%
Canadian Government Real Return Bond 4.00%, 12/01/2031	CAD	15,670	12,887,711

	Principal Amount (000)		U.S. $ Value

Sweden – 0.4%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(a)	SEK	30,335	$4,911,957
Series 3112 0.125%, 06/01/2026(a)		54,990	6,489,159
Series 3113 0.125%, 12/01/2027(a)		117,360	13,550,353

			24,951,469

United States – 1.6%
U.S. Treasury Inflation Index 1.375%, 07/15/2033	U.S.$	68,388	64,007,234
2.125%, 02/15/2054		26,151	24,216,913

			88,224,147

Total Inflation-Linked Securities (cost $143,097,960)			137,585,029

ASSET-BACKED SECURITIES – 2.2%

Other ABS – Fixed Rate – 1.4%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)		7,539	7,380,077
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(a)		4,022	3,996,295
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)		2,740	2,776,756
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		3,136	3,142,152
Series 2023-B, Class A 6.92%, 12/17/2036(a)		1,812	1,868,654
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(a)		5,771	5,801,410
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(a)		10,581	10,541,518
Series 2024-1A, Class B 4.79%, 08/20/2032(a)		261	257,085
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(a)		7,916	8,009,180
Dell Equipment Finance Trust Series 2023-3, Class A2 6.10%, 04/23/2029(a)		1,595	1,600,484
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		3,156	3,181,418
Series 2023-2, Class A2 6.56%, 05/15/2034(a)		2,922	2,954,800
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		3,112	3,139,043
HPEFS Equipment Trust Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		422	422,434
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		1,137	1,138,020
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(a)		1,599	1,546,728
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)		1,406	1,411,366

	Principal Amount (000)		U.S. $ Value

Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)	U.S.$	8,191	$6,821,224
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		3,467	3,506,599
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		7,721	7,784,777
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		3,411	3,417,885

			80,697,905

Autos-Fixed Rate – 0.6%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.68%, 05/17/2032(a)		3,274	3,300,800
Series 2024-B, Class B 5.12%, 09/15/2032(a)		2,118	2,119,312
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)		3,912	3,975,930
LAD Auto Receivables Trust Series 2023-2A, Class A2 5.93%, 06/15/2027(a)		1,357	1,360,044
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		3,295	3,335,895
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)		1,426	1,431,010
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.72%, 08/16/2032(a)		65	64,961
Tesla Auto Lease Trust Series 2024-B, Class A4 4.88%, 06/20/2028(a)		3,521	3,522,495
Series 2024-B, Class B 5.11%, 08/21/2028(a)		8,017	7,993,217
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		3,604	3,664,571

			30,768,235

Other ABS - Floating Rate – 0.2%
Capital Street Master Trust Series 2024-1, Class A 5.95% (CME Term SOFR + 1.35%), 10/16/2028(a) (d)		3,929	3,928,534
Sotheby’s Artfi Master Trust Series 2024-1A, Class A2 5.85% (CME Term SOFR 3 Month + 1.50%), 12/22/2031(a) (d)		8,490	8,489,794

			12,418,328

Total Asset-Backed Securities (cost $124,906,396)			123,884,468

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 1.8%

Canada – 1.8%
Hydro Quebec Interest Strip
Zero Coupon, 08/15/2038	CAD	5,631	2,213,285
Zero Coupon, 08/15/2041		5,631	1,922,884
Zero Coupon, 02/15/2042		5,631	1,872,994
Zero Coupon, 08/15/2042		5,631	1,837,622
Zero Coupon, 02/15/2043		5,631	1,788,021
Zero Coupon, 02/15/2044		5,631	1,713,096
Zero Coupon, 08/15/2044		5,631	1,677,754
Series JN Zero Coupon, 02/15/2046		5,631	1,573,468

		Principal Amount (000)	U.S. $ Value

Province of Ontario Canada 2.90%, 12/02/2046	CAD	60,112	$34,034,479
3.45%, 06/02/2045		13,812	8,621,765
3.50%, 06/02/2043		13,598	8,624,145
4.60%, 12/02/2055		7,355	5,504,119
Province of Ontario Generic Coupon Strip Zero Coupon, 12/02/2036		5,669	2,433,991
Zero Coupon, 06/02/2037		5,669	2,375,857
Zero Coupon, 12/02/2037		5,631	2,303,993
Zero Coupon, 06/02/2038		5,669	2,264,262
Zero Coupon, 12/02/2038		5,669	2,210,385
Zero Coupon, 06/02/2039		5,669	2,157,941
Zero Coupon, 06/02/2040		5,669	2,058,712
Zero Coupon, 12/02/2040		5,631	1,999,278
Zero Coupon, 06/02/2041		5,631	1,950,641
Zero Coupon, 12/02/2041		5,669	1,918,807
Zero Coupon, 06/02/2042		5,669	1,874,488
Zero Coupon, 12/02/2046		5,631	1,530,835
Zero Coupon, 06/02/2047		5,669	1,511,972
Series INT Zero Coupon, 06/02/2043		5,631	1,778,178
Zero Coupon, 12/02/2045		5,631	1,596,798
Zero Coupon, 06/02/2046		5,669	1,573,846

Total Local Governments - Provincial Bonds (cost $106,837,362)			102,923,616

SUPRANATIONALS – 1.7%
European Investment Bank 0.75%, 07/15/2027	AUD	15,292	8,688,012
1.80%, 01/19/2027		19,295	11,386,667
3.10%, 08/17/2026(a)		9,991	6,079,755
European Union Series NGEU 3.375%, 10/05/2054(a)	EUR	27,216	27,956,025
Inter-American Development Bank 2.50%, 04/14/2027(a)	AUD	2,505	1,494,971
Series G 7.35%, 10/06/2030	INR	1,154,000	13,586,131
International Bank for Reconstruction & Development 3.00%, 10/19/2026	AUD	6,993	4,240,545
Series E 6.75%, 07/13/2029	INR	1,049,000	12,051,968
International Finance Corp. 4.45%, 05/14/2027	AUD	18,234	11,354,271

Total Supranationals (cost $105,397,142)			96,838,345

GOVERNMENTS - SOVEREIGN BONDS – 1.5%

Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)	U.S.$	425	429,156
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/2035(a)		240	233,160
Chile Government International Bond 3.10%, 05/07/2041		825	592,193
3.50%, 01/25/2050		650	449,924
5.33%, 01/05/2054		265	245,374

			1,949,807

Colombia – 0.2%
Colombia Government International Bond 8.00%, 11/14/2035		8,167	8,216,002

Germany – 0.5%
Kreditanstalt fuer Wiederaufbau 2.00%, 02/15/2027	AUD	6,000	3,555,310
3.20%, 09/11/2026		6,008	3,661,607

		Principal Amount (000)	U.S. $ Value

4.10%, 02/20/2026	AUD	37,326	$23,081,672

			30,298,589

Hungary – 0.1%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	532,949
3.125%, 09/21/2051(a)		200	116,584
5.25%, 06/16/2029(a)		310	304,962
5.50%, 03/26/2036(a)		470	439,041
6.125%, 05/22/2028(a)		250	254,440
6.25%, 09/22/2032(a)		270	275,333
6.75%, 09/25/2052(a)		420	426,562

			2,349,871

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	4,951,719
2.15%, 07/28/2031	U.S.$	1,030	851,037
3.20%, 09/23/2061		640	393,690
3.375%, 07/30/2025(a)	EUR	10,564	10,918,755
3.55%, 03/31/2032	U.S.$	200	178,500
4.30%, 03/31/2052		750	609,375

			17,903,076

Kazakhstan – 0.0%
Kazakhstan Government International Bond 6.50%, 07/21/2045(a)		325	351,000

Mexico – 0.0%
Mexico Government International Bond 2.66%, 05/24/2031		400	324,400
4.28%, 08/14/2041		500	369,531
5.00%, 04/27/2051		550	414,047
6.34%, 05/04/2053		248	220,798

			1,328,776

Panama – 0.0%
Panama Government International Bond 3.87%, 07/23/2060		400	208,428
3.875%, 03/17/2028		920	848,240
6.85%, 03/28/2054		200	170,625
8.00%, 03/01/2038		200	200,562

			1,427,855

Peru – 0.0%
Peruvian Government International Bond 1.86%, 12/01/2032		150	113,766
2.78%, 12/01/2060		105	55,420
3.55%, 03/10/2051		660	442,200

			611,386

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,334,225
3.23%, 03/29/2027		205	197,761
3.56%, 09/29/2032		205	182,962
4.20%, 03/29/2047		205	166,050

			1,880,998

Poland – 0.0%
Republic of Poland Government International Bond 4.875%, 10/04/2033		442	423,949
5.50%, 04/04/2053		158	146,106

			570,055

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,055,077
4.40%, 04/16/2050(a)		200	169,250

			1,224,327

	Principal Amount (000)		U.S. $ Value

Romania – 0.2%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	$200,437
3.00%, 02/14/2031(a)	U.S.$	1,130	913,887
3.625%, 03/27/2032(a)		256	208,720
5.125%, 09/24/2031(a)	EUR	10,109	10,198,104
5.25%, 11/25/2027(a)	U.S.$	694	678,159
5.75%, 03/24/2035(a)		490	437,021
6.375%, 01/30/2034(a)		300	286,491
6.625%, 02/17/2028(a)		270	273,883

			13,196,702

Saudi Arabia – 0.1%
KSA Sukuk Ltd. 5.27%, 10/25/2028(a)		405	409,012
Saudi Government International Bond 3.625%, 03/04/2028(a)		370	355,082
3.75%, 01/21/2055(a)		970	643,231
5.00%, 04/17/2049(a)		407	352,055
5.75%, 01/16/2054(a)		225	209,812

			1,969,192

Uruguay – 0.0%
Oriental Republic of Uruguay 5.25%, 09/10/2060		595	541,281
Uruguay Government International Bond 4.375%, 01/23/2031		430	417,100
5.75%, 10/28/2034		220	226,119

			1,184,500

Total Governments - Sovereign Bonds (cost $94,027,236)			84,462,136

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Floating Rate CMBS – 1.2%
Ashford Hospitality Trust Series 2018-KEYS, Class A 5.695% (CME Term SOFR 1 Month + 1.30%), 06/15/2035(a) (d)		874	869,589
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.32% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(a) (d)		2,000	2,008,743
BX Commercial Mortgage Trust Series 2024-AIR2, Class A 5.89% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a) (d)		2,460	2,469,225
Great Wolf Trust Series 2024-WOLF, Class A 5.94% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a) (d)		16,019	16,044,030
Great Wolf Trust 2024 Series 2024-WLF2, Class A 6.09% (CME Term SOFR 1 Month + 1.69%), 05/15/2041(a) (d)		2,316	2,324,685
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.98% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (d)		10,690	9,694,346
Series 2022-JERI, Class A 5.80% (CME Term SOFR 1 Month + 1.40%), 01/15/2039(a) (d)		8,113	7,396,824
NJ Trust Series 2023-GSP, Class A 6.48%, 01/06/2029(a)		6,238	6,491,215
NRTH Mortgage Trust Series 2024-PARK, Class A 6.04% (CME Term SOFR 1 Month + 1.64%), 03/15/2039(a) (d)		14,214	14,222,884

	Principal Amount (000)		U.S. $ Value

ORL Trust Series 2024-GLKS, Class A 5.99% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a) (d)	U.S.$	4,907	$4,906,719
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.09% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(a) (d)		4,555	4,575,752

			71,004,012

Non-Agency Fixed Rate CMBS – 0.2%
225 Liberty Street Trust Series 2016-225L, Class E 4.65%, 02/10/2036(a)		9,098	7,384,349
Commercial Mortgage Trust Series 2012-CR3, Class D 4.29%, 10/15/2045(a)		2,322	1,617,296
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 5.84%, 01/15/2041(a)		1,329	1,351,589

			10,353,234

Total Commercial Mortgage-Backed Securities (cost $84,415,923)			81,357,246

LOCAL GOVERNMENTS - REGIONAL BONDS – 1.4%
Australia – 0.7%
Treasury Corp. of Victoria 2.00%, 11/20/2037	AUD	21,955	9,251,324
2.25%, 09/15/2033(a)		30,763	15,368,618
2.25%, 11/20/2034		26,945	12,935,120

			37,555,062

Japan – 0.7%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	29,462,237
2.375%, 09/08/2027(a)		9,345	9,639,806

			39,102,043

Total Local Governments - Regional Bonds (cost $84,498,917)			76,657,105

GOVERNMENTS - SOVEREIGN AGENCIES – 1.2%
Belgium – 0.5%
Dexia SA Series E Zero Coupon, 01/21/2028(a)		22,100	21,224,696
0.01%, 01/22/2027(a)		7,200	7,090,034

			28,314,730

Canada – 0.1%
Canada Housing Trust No. 1 4.25%, 03/15/2034(a)	CAD	9,605	7,058,502

France – 0.2%
SNCF Reseau Series E 1.875%, 03/30/2034(a)	EUR	3,200	2,908,225
3.125%, 10/25/2028(a)		9,800	10,247,750

			13,155,975

Japan – 0.4%
Development Bank of Japan, Inc. Series G 0.01%, 09/09/2025(a)		15,859	16,143,609
0.875%, 10/10/2025(a)		5,600	5,724,777

			21,868,386

Total Governments - Sovereign Agencies (cost $73,932,425)			70,397,593

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 1.0%
Industrial – 0.9%
Basic – 0.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	4,523	$3,324,405
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		8,736	7,987,980
8.00%, 10/15/2034(a)		1,215	1,157,699
JSW Steel Ltd. 3.95%, 04/05/2027(a)		3,300	3,163,875
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		2,478	2,473,044
Stillwater Mining Co. 4.00%, 11/16/2026(a)		5,827	5,506,515
UPL Corp., Ltd. 4.625%, 06/16/2030(a)		380	335,350

			23,948,868

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		1,475	1,439,659
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(f) (g) (h) (i) (j)		4,270	427

			1,440,086

Energy – 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,262	3,189,988
Ecopetrol SA 4.625%, 11/02/2031		914	755,476
6.875%, 04/29/2030		1,505	1,466,622
8.375%, 01/19/2036		1,614	1,555,089
8.625%, 01/19/2029		4,947	5,239,615
Greenko Dutch BV 3.85%, 03/29/2026(a)		358	347,708
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		215	217,554
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		7,560	7,533,238
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	3,809,596

			24,114,886

Other Industrial – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		1,155	1,154,284

			50,658,124

Utility – 0.1%
Electric – 0.0%
Diamond II Ltd. 7.95%, 07/28/2026(a)		2,135	2,163,519

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		2,647	2,562,761

			4,726,280

Total Emerging Markets - Corporate Bonds (cost $59,644,501)			55,384,404

CORPORATES - NON-INVESTMENT GRADE – 0.8%
Industrial – 0.7%
Basic – 0.1%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	2,655	2,940,716

Communications - Media – 0.2%
DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	6,681	6,078,874

	Principal Amount (000)		U.S. $ Value

5.75%, 12/01/2028(a)	U.S.$	6,707	$5,730,752

			11,809,626

Communications - Telecommunications – 0.1%
Altice France SA 5.50%, 10/15/2029(a)		7,410	5,641,464

Consumer Cyclical - Automotive – 0.1%
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	5,300	5,153,501

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	3,279	3,268,751
6.125%, 04/01/2032(a)		1,878	1,874,525

			5,143,276

Technology – 0.0%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	185	194,784
Cedacri Mergeco SpA 7.65% (EURIBOR 3 Month + 4.63%), 05/15/2028(a) (d)		2,165	2,246,942

			2,441,726

Transportation - Services – 0.1%
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	3,956	3,804,007

			36,934,316

Financial Institutions – 0.1%
Finance – 0.1%
SLM Corp. 4.20%, 10/29/2025		6,276	6,203,584

REITs – 0.0%
Vivion Investments SARL Series E 8.00%, 02/28/2029(a) (e) (k)	EUR	23	23,540

			6,227,124

Total Corporates – Non-Investment Grade (cost $45,403,041)			43,161,440

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	530	473,687
5.125%, 02/02/2033(a)		211	200,252
5.95%, 01/08/2034(a)		906	900,621
6.44%, 01/26/2036(a)		230	234,241
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	341,273
4.70%, 05/07/2050(a)		370	307,100
Empresa Nacional del Petroleo 5.95%, 07/30/2034(a)		280	279,213

			2,736,387

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		540	476,658

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a) (c)		250	241,790
3.50%, 01/12/2062(a)		350	253,551

			495,341

	Principal Amount (000)		U.S. $ Value

Hungary – 0.0%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)	U.S.$	310	$312,520

Indonesia – 0.0%
Pertamina Persero PT 2.30%, 02/09/2031(a)		570	477,375
4.15%, 02/25/2060(a)		410	293,593
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	449,075
5.25%, 10/24/2042(a)		205	180,031

			1,400,074

Kazakhstan – 0.0%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(a)		225	223,481
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	442,520

			666,001

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	834,330

Mexico – 0.2%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		200	165,068
3.875%, 07/26/2033(a)		200	161,000
4.68%, 02/09/2051(a)		220	149,682
4.69%, 05/15/2029(a)		240	224,724
5.00%, 09/29/2036(g)		3,054	2,655,587
6.45%, 01/24/2035(a)		390	368,550
Petroleos Mexicanos 6.50%, 03/13/2027		5,505	5,304,618

			9,029,229

Panama – 0.0%
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	158,596

Peru – 0.0%
Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(a)		430	435,317

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		265	257,880
6.25%, 10/31/2028(a)		227	235,553
6.25%, 07/09/2054(a)		415	405,770

			899,203

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	453,486
3.30%, 07/12/2051(a)		500	343,594

			797,080

Saudi Arabia – 0.0%
Gaci First Investment Co. 5.00%, 10/13/2027(a)		430	428,179
5.125%, 02/14/2053(a)		415	347,121

			775,300

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		5,065	5,164,730

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	253,969
4.60%, 11/02/2047(a)		250	219,390

	Principal Amount (000)			U.S. $ Value
Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)	U.S.$	280		$241,044
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049 (a)		520		378,773
Series G 2.50%, 06/03/2031(a)		690		595,539
3.375%, 03/28/2032(a)		260		233,168

				1,921,883

Total Quasi-Sovereigns (cost $27,679,092)				26,102,649

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027		4,745		4,763,760
Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038		2,640		2,387,082
New Jersey Economic Development Authority Series 1997-A 7.425%, 02/15/2029		5,982		6,327,018
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		7,016		6,047,798
Series 2024-A 5.53%, 07/01/2034		4,802		4,850,112
State of Hawaii Series 2023-G 5.25%, 10/01/2029		1,640		1,687,678

Total Local Governments - US Municipal Bonds (cost $26,056,674)				26,063,448

EMERGING MARKETS - TREASURIES – 0.3%
South Africa – 0.3%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	0	**	1
Series 2048 8.75%, 02/28/2048		398,899		16,988,283

Total Emerging Markets - Treasuries (cost $18,535,738)				16,988,284

BANK LOANS – 0.3%
Industrial – 0.3%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 6.86% (CME Term SOFR 1 Month + 2.50%), 12/15/2027(l)		1,083		1,083,710

Consumer Non-Cyclical – 0.2%
Hertz Corp. (The) 7.97% (CME Term SOFR 1 Month + 7.00%), 06/30/2028(l)		8,940		8,034,049

Technology – 0.1%
Broadcom, Inc. 08/15/2028(h) (m)	U.S.$	5,700		5,671,874

Total Bank Loans (cost $14,931,510)				14,789,633

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a) (cost $6,900,852)		7,003		6,957,480

	Principal Amount (000)			U.S. $ Value

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $2,561,779)		3,456		$2,461,013

	Shares
COMMON STOCKS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Nordic Aviation Capital DAC(f) (h) (j)		86,655		1,559,790

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.		4,459		52,215

Total Common Stocks (cost $3,448,677)				1,612,005

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 4.0%
Treasury Bills – 3.0%
Japan – 3.0%
Japan Treasury Discount Bill Series 1231 Zero Coupon, 05/20/2025	JPY	4,036,500		25,634,168
Series 1261 Zero Coupon, 04/10/2025		10,530,500		66,893,018
Series 1267 Zero Coupon, 05/12/2025		5,470,600		34,743,610
Series 1268 Zero Coupon, 02/17/2025		6,929,800		44,034,115

Total Treasury Bills (cost $177,931,527)				171,304,911

	Shares
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(n) (o) (p) (cost $44,766,429)		44,766,429		44,766,429

	Principal Amount (000)
Time Deposits – 0.2%
BBH, New York 2.06%, 01/03/2025	NZD	0	**	1
2.35%, 01/02/2025	NOK	4		343
2.98%, 01/02/2025	AUD	7		4,159
Citibank, London 1.71%, 01/02/2025	EUR	1,889		1,956,463
Citibank, New York 3.68%, 01/02/2025	U.S.$	7,092		7,092,067
Royal Bank of Canada, London 3.67%, 01/02/2025	GBP	46		57,330
Royal Bank of Canada, Toronto 2.05%, 01/02/2025	CAD	133		92,278

	Principal Amount (000)		U.S. $ Value

SMBC, Tokyo 0.01%, 01/06/2025	JPY	107,063	$680,432

Total Time Deposits (cost $9,883,073)			9,883,073

Total Short-Term Investments (cost $232,581,029)			225,954,413

Total Investments – 111.3% (cost $6,664,117,738)(q)			6,319,250,055
Other assets less liabilities – (11.3)%			(639,647,313)

Net Assets – 100.0%			$5,679,602,742

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 3 Yr Bond Futures	325	March 2025	$21,353,660	$(79,804)
Canadian 5 Yr Bond Futures	1,368	March 2025	107,797,391	1,442,638
Euro-BOBL Futures	2,321	March 2025	283,359,931	(2,894,144)
Euro-Bund Futures	11	March 2025	1,520,462	(34,960)
Euro-Schatz Futures	44	March 2025	4,876,098	(18,231)
Long Gilt Futures	11	March 2025	1,272,569	(40,336)
U.S. Long Bond (CBT) Futures	74	March 2025	8,424,437	(341,094)
U.S. T-Note 2 Yr (CBT) Futures	1,334	March 2025	274,282,908	125,064
U.S. T-Note 5 Yr (CBT) Futures	10,261	March 2025	1,090,792,404	(5,055,596)
U.S. T-Note 10 Yr (CBT) Futures	16	March 2025	1,740,000	(17,250)
U.S. Ultra Bond (CBT) Futures	32	March 2025	3,805,000	(208,313)
Sold Contracts
Australian 10 Yr Bond Futures	214	March 2025	14,950,934	217,845
Canadian 10 Yr Bond Futures	383	March 2025	32,668,705	(311,830)
Euro Buxl 30 Yr Bond Futures	291	March 2025	39,994,043	2,580,261
Euro-BOBL Futures	23	March 2025	2,807,961	35,975
Euro-Bund Futures	150	March 2025	20,733,573	475,455
Euro-Schatz Futures	231	March 2025	25,599,515	87,338
Japan 10 Yr Bond (OSE) Futures	158	March 2025	142,490,705	557,088
U.S. 10 Yr Ultra Futures	1,151	March 2025	128,120,688	3,020,070
U.S. Long Bond (CBT) Futures	189	March 2025	21,516,469	870,211
U.S. T-Note 2 Yr (CBT) Futures	18	March 2025	3,700,969	(1,797)
U.S. T-Note 5 Yr (CBT) Futures	27	March 2025	2,870,227	15,211
U.S. Ultra Bond (CBT) Futures	105	March 2025	12,485,156	659,969

				$1,083,770

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	19,652	EUR	18,707	01/09/2025	$(269,219)
Bank of America NA	GBP	169,537	USD	218,303	01/16/2025	6,083,485
Bank of America NA	PEN	24,266	USD	6,441	01/16/2025	(14,408)
Barclays Bank PLC	USD	6,239	JPY	958,835	01/06/2025	(143,298)
Barclays Bank PLC	USD	3,986	GBP	3,183	01/09/2025	(522)
Barclays Bank PLC	MYR	115,081	USD	26,356	01/21/2025	660,208
Barclays Bank PLC	INR	2,244,408	USD	26,364	03/06/2025	307,189
BNP Paribas SA	JPY	51,840,177	USD	344,804	01/06/2025	15,218,246
BNP Paribas SA	USD	80,460	JPY	12,118,374	01/06/2025	(3,414,838)
BNP Paribas SA	USD	16,689	EUR	16,030	01/09/2025	(79,711)
Brown Brothers Harriman & Co.	JPY	8,334,657	USD	54,861	01/06/2025	1,871,134
Brown Brothers Harriman & Co.	EUR	7,582	USD	8,003	01/09/2025	147,690
Brown Brothers Harriman & Co.	USD	376	GBP	296	01/16/2025	(5,455)
Brown Brothers Harriman & Co.	EUR	10,848	USD	11,378	01/23/2025	132,358
Brown Brothers Harriman & Co.	AUD	285	USD	185	02/05/2025	8,666
Citibank NA	BRL	72,899	USD	11,730	01/03/2025	(70,120)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	USD	11,773	BRL	72,899	01/03/2025	$27,536
Citibank NA	CAD	297,695	USD	208,193	01/10/2025	1,041,190
Citibank NA	KRW	102,322,645	USD	76,412	01/17/2025	7,109,776
Citibank NA	USD	19,453	KRW	27,519,015	01/17/2025	(815,039)
Citibank NA	CAD	402,111	USD	290,963	02/05/2025	10,873,244
Deutsche Bank AG	JPY	39,238,370	USD	260,521	01/06/2025	11,053,853
Deutsche Bank AG	JPY	31,228,932	USD	198,693	01/23/2025	(266,411)
Deutsche Bank AG	EUR	1,002,714	USD	1,054,817	02/27/2025	13,770,654
Goldman Sachs Bank USA	GBP	170,877	USD	216,264	01/09/2025	2,354,013
HSBC Bank USA	EUR	363,266	USD	381,721	01/09/2025	5,340,904
HSBC Bank USA	ZAR	328,425	USD	18,328	01/09/2025	934,074
HSBC Bank USA	CNH	1,331,742	USD	182,755	01/10/2025	1,272,136
HSBC Bank USA	USD	12,238	CNH	89,428	01/10/2025	(51,306)
HSBC Bank USA	CNH	1,059,339	USD	146,595	01/23/2025	2,202,010
JPMorgan Chase Bank NA	SEK	265,695	USD	24,336	01/10/2025	312,821
Morgan Stanley Capital
Services LLC	BRL	72,899	USD	11,773	01/03/2025	(27,536)
Morgan Stanley Capital
Services LLC	USD	11,821	BRL	72,899	01/03/2025	(20,761)
Morgan Stanley Capital
Services LLC	MXN	165,543	USD	8,161	01/10/2025	231,663
Morgan Stanley Capital
Services LLC	COP	292,143,252	USD	65,743	01/16/2025	(446,682)
Morgan Stanley Capital
Services LLC	IDR	544,362,237	USD	34,786	01/24/2025	1,202,794
Morgan Stanley Capital
Services LLC	BRL	72,899	USD	11,752	02/04/2025	24,162
Standard Chartered Bank	AUD	189,885	USD	120,602	01/10/2025	3,071,714
UBS AG	JPY	55,000,000	USD	351,158	02/21/2025	(408,609)

						$79,217,605

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 42, 5 Year Index, 12/20/2029*	1.00%	Quarterly	0.70%	USD	83,510	$(1,150,249)	$(1,344,219)	$193,970
Sale Contracts
CDX-NAIG Series 43, 5 Year Index, 12/20/2029*	1.00%	Quarterly	0.50%	USD	83,510	$1,893,116	$1,789,777	$103,339

						$742,867	$445,558	$297,309

*	Termination date

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $2,762,275,782 or 48.64% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2024.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2024.
(f)	Fair valued by the Adviser.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of December 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	10/06/2021	$190,675	$170,066	0.00%
Comision Federal de Electricidad 5.00%, 09/29/2036	06/23/2021	3,158,753	2,655,587	0.05%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	06/13/2013 - 09/23/2014	3,859,888	427	0.00%

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Defaulted.
(j)	Non-income producing security.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2024.
(l)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at December 31, 2024.
(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	Affiliated investments.
(q)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $118,263,031 and gross unrealized depreciation of investments was $(382,532,030), resulting in net unrealized depreciation of $(264,268,999).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

GMTN – Global Medium Term Note

JSC – Joint Stock Company

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

December 31, 2024 (unaudited)

44.7%	United States
10.4%	United Kingdom
9.0%	Canada
7.8%	Japan
7.6%	France
5.6%	China
2.7%	Italy
2.5%	Germany
2.1%	Spain
1.7%	Supranational
1.6%	Australia
1.4%	Colombia
1.0%	South Korea
9.2%	Other
4.0%	Short-Term Investments
(11.3)%	Other Assets Less Liabilities

100.0%	Total Net Assets

1

The Fund’s country breakdown is expressed as a percentage of total net assets and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.0% or less in the following: Austria, Belgium, Brazil, Chile, Czech Republic, Denmark, Dominican Republic, Finland, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, Mexico, Netherlands, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Serbia, Singapore, South Africa, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates and Uruguay.

AB Global Bond Fund

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$2,402,868,476	$-0-	$2,402,868,476
Corporates - Investment Grade	-0-	1,368,227,381	-0-	1,368,227,381
Mortgage Pass - Throughs	-0-	817,957,626	-0-	817,957,626
Collateralized Loan Obligations	-0-	194,305,965	-0-	194,305,965
Covered Bonds	-0-	183,919,073	-0-	183,919,073
Collateralized Mortgage Obligations	-0-	158,391,227	-0-	158,391,227
Inflation-Linked Securities	-0-	137,585,029	-0-	137,585,029
Asset-Backed Securities	-0-	123,884,468	-0-	123,884,468
Local Governments - Provincial Bonds	-0-	102,923,616	-0-	102,923,616
Supranationals	-0-	96,838,345	-0-	96,838,345
Governments - Sovereign Bonds	-0-	84,462,136	-0-	84,462,136
Commercial Mortgage-Backed Securities	-0-	81,357,246	-0-	81,357,246
Local Governments - Regional Bonds	-0-	76,657,105	-0-	76,657,105
Governments - Sovereign Agencies	-0-	70,397,593	-0-	70,397,593
Emerging Markets - Corporate Bonds	-0-	55,383,977	427	55,384,404
Corporates - Non-Investment Grade	-0-	43,161,440	-0-	43,161,440
Quasi-Sovereigns	-0-	26,102,649	-0-	26,102,649
Local Governments - US Municipal Bonds	-0-	26,063,448	-0-	26,063,448
Emerging Markets - Treasuries	-0-	16,988,284	-0-	16,988,284
Bank Loans	-0-	9,117,759	5,671,874	14,789,633
Emerging Markets - Sovereigns	-0-	6,957,480	-0-	6,957,480
Local Governments - Canadian Municipal Bonds	-0-	2,461,013	-0-	2,461,013
Common Stocks	52,215	-0-	1,559,790	1,612,005
Short-Term Investments:
Treasury Bills	-0-	171,304,911	-0-	171,304,911
Investment Companies	44,766,429	-0-	-0-	44,766,429
Time Deposits	9,883,073	-0-	-0-	9,883,073

Total Investments in Securities	54,701,717	6,257,316,247	7,232,091	6,319,250,055
Other Financial Instruments*:
Assets
Futures	10,087,125	-0-	-0-	10,087,125
Forward Currency Exchange Contracts	-0-	85,251,520	-0-	85,251,520
Centrally Cleared Credit Default Swaps	-0-	1,893,115	-0-	1,893,115
Liabilities
Futures	(9,003,355)	-0-	-0-	(9,003,355)
Forward Currency Exchange Contracts	-0-	(6,033,915)	-0-	(6,033,915)
Centrally Cleared Credit Default Swaps	-0-	(1,150,249)	-0-	(1,150,249)

Total	$55,785,487	$6,337,276,718	$7,232,091	$6,400,294,296

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2024 is as follows:

Fund	Market Value 9/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/24 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$97,830	$427,778	$480,842	$44,766	$1,202